THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Randy R. Brunson
W. Thomas Fyler, Jr.
Mark A. Minnella
Charley Nelson
Wesley W. Pennington
Jock M. Sneddon
Mat D. Staver

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
Unified Fund Services, Inc.
431 N Pennsylvania Street
Indianapolis, IN 46204

AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA  19103

LEGAL COUNSEL
Brown, Cummins & Brown Co, L.P.A.
3500 Carew Tower
441 Vine Street
Cincinnati, OH 45202

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at:
www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 86.13%
number of shares                                                                                market value

               ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 0.87%
        18,000 EGL, Inc. *                                                                         $ 314,280
                                                                                           ------------------

               BALL & ROLLER BEARINGS - 2.66%
        37,600 Kaydon Corp.                                                                          964,440
                                                                                           ------------------

               BOOKS:  PUBLISHING OR PUBLISHING & PRINTING - 2.61%
        40,000 Wiley (John) & Sons, Inc. - Class A                                                   946,000
                                                                                           ------------------

               CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 3.00%
        34,000 Corn Products International, Inc.                                                   1,088,000
                                                                                           ------------------

               CANNED FRUITS, VEGETABLES & PRESERVES, JAMS & JELLIES - 1.34%
        58,000 Del Monte Foods Co. *                                                                 486,040
                                                                                           ------------------

               COMMUNICATION SERVICES - 1.77%
        31,000 American Tower Corp. - Class A *                                                      640,770
                                                                                           ------------------

               DRAWING & INSULATING NONFERROUS WIRE - 1.48%
        20,000 Belden, Inc.                                                                          535,000
                                                                                           ------------------

               ELECTRIC & OTHER SERVICES COMBINED - 2.27%
        36,500 ALLETE, Inc.                                                                          821,250
                                                                                           ------------------

               INVESTMENT ADVICE - 3.29%
        17,800 Investors Financial Services Corp.                                                  1,192,600
                                                                                           ------------------

               LIFE INSURANCE - 5.12%
        30,000 Annuity & Life Re Holdings Ltd.                                                     1,072,500
        35,000 Presidential Life Corp.                                                               784,000
                                                                                           ------------------
                                                                                                   1,856,500
                                                                                           ------------------
               MINING MACHINERY & EQUIPMENT (NO OIL & GAS FIELD
               MACHINERY & EQUIPMENT) - 2.71%
        60,000 Harnischfeger Industries, Inc. *                                                      984,000
                                                                                           ------------------

               MINING, QUARRYING OF NONMETALLIC MINERALS (NO FUELS) - 1.98%
        14,500 Martin Marietta Materials, Inc.                                                       717,605
                                                                                           ------------------

               MISCELLANEOUS PLASTIC PRODUCTS - 1.33%
        20,000 Spartech Corp.                                                                        483,000
                                                                                           ------------------

               MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.93%
        20,400 Doral Financial Corp.                                                                 699,720
                                                                                           ------------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 2.61%
        34,000 Gentex Corp. *                                                                        947,580
                                                                                           ------------------

               OPHTHALMIC GOODS - 2.92%
        75,000 Sola International, Inc. *                                                          1,058,250
                                                                                           ------------------

               PERIODICALS:  PUBLISHING OR PUBLISHING & PRINTING - 2.17%
        44,900 Penton Media, Inc.                                                                    785,750
                                                                                           -----------------

The accompanying notes are an integral part of these financial statements.
                         Timothy Plan Small-Cap Value Fund [1]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 86.13% (cont.)
number of shares                                                                                market value

               PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.48%
        29,300 Concord Camera Corp. *                                                              $ 172,870
                                                                                           ------------------

               PLASTIC PRODUCTS - 1.09%
        12,200 AptarGroup, Inc.                                                                      395,646
                                                                                           ------------------

               PUBLIC WAREHOUSING & STORAGE - 3.09%
        25,000 Iron Mountain, Inc. *                                                               1,121,000
                                                                                           ------------------

               RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.56%
        24,000 Commscope, Inc. *                                                                     564,000
                                                                                           ------------------

               RAILROADS, LINE-HAUL OPERATING - 3.49%
        80,000 Kansas City Southern Industries, Inc. *                                             1,264,000
                                                                                           ------------------

               SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.50%
        18,000 Investment Technology Group, Inc. *                                                   905,220
                                                                                           ------------------

               SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.36%
        95,000 Interactive Data Corp. *                                                              855,000
                                                                                           ------------------

               SERVICES - ADVERTISING - 2.12%
        21,500 Valassis Communications, Inc. *                                                       769,700
                                                                                           ------------------

               SERVICES - BUSINESS SERVICES - 7.80%
        58,000 StarTek, Inc. *                                                                     1,310,800
        71,800 TeleTech Holdings, Inc. *                                                             645,482
        33,000 Viad Corp.                                                                            871,200
                                                                                           ------------------
                                                                                                   2,827,482
                                                                                           ------------------
               SERVICES - COMPUTER PROGRAMMING SERVICES - 1.13%
        51,000 Hall, Kinion & Associates, Inc. *                                                     411,060
                                                                                           ------------------

               SERVICES - EMPLOYMENT AGENCIES - 1.90%
        44,500 Korn / Ferry International *                                                          689,750
                                                                                           ------------------

               SERVICES - HOME HEALTH CARE SERVICES - 2.67%
        95,000 Hooper Holmes, Inc.                                                                   969,000
                                                                                           ------------------

               SERVICES - MANAGEMENT CONSULTING SERVICES - 1.00%
         9,000 Maximus, Inc. *                                                                       360,810
                                                                                           ------------------

               SERVICES - PERSONAL SERVICES - 2.35%
        40,500 Regis Corp.                                                                           850,095
                                                                                           ------------------

               STATE COMMERCIAL BANKS - 3.59%
        42,000 North Fork Bancorp, Inc.                                                            1,302,000
                                                                                           ------------------

               TELEPHONE & TELEGRAPH APPARATUS - 2.75%
        43,000 Plantronics, Inc. *                                                                   995,450
                                                                                           ------------------

               WHOLESALE - COMPUTER & PERIPHERAL EQUIPMENT & SOFTWARE - 2.76%
        30,000 Tech Data Corp. *                                                                   1,000,800
                                                                                           ------------------

               WHOLESALE - DURABLE GOODS - 1.04%
        22,600 Handleman Co. *                                                                       378,550
                                                                                           ------------------
  The accompanying notes are an integral part of these financial statements.
                         Timothy Plan Small-Cap Value Fund [2]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 86.13% (cont.)
number of shares                                                                                market value

               WHOLESALE - PAPER & PAPER PRODUCTS - 2.39%
        27,500 United Stationers, Inc. *                                                           $ 867,900
                                                                                           ------------------


               Total Common Stocks (cost $26,513,976)                                             31,221,118
                                                                                           ------------------


RIGHTS & WARRANTS - 0.00%
number of shares                                                                                market value

               RIGHTS & WARRANTS - 0.00%
            53 Washington Group International, Inc. - Warrants *                                           2
                                                                                           ------------------

SHORT TERM INVESTMENTS - 15.53%
number of shares                                                                                market value

     5,631,332 Firstar Bank Treasury Fund (cost $5,631,332)                                        5,631,332
                                                                                           ------------------

               TOTAL INVESTMENTS - 101.66% (identified cost $32,145,308)                          36,852,452

               OTHER ASSETS AND LIABILITIES, NET - (1.66)%                                          (605,040)
                                                                                           ------------------

               NET ASSETS - 100.00%                                                              $36,247,412
                                                                                           ==================

               * Non-income producing securities


                The accompanying notes are an integral part of these financial statements.
                              Timothy Plan Small-Cap Value Fund [3]


STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS
                                                                                                                           amount

      Investments in Securities at Value (identified cost $32,145,308) [NOTE 1]                                      $ 36,852,452
      Cash                                                                                                                339,596
      Receivables:
         Interest                                                                                                          15,129
         Dividends                                                                                                         11,832
         Fund Shares Sold                                                                                                 141,241
         Fund Share Commissions                                                                                               785
      Prepaid Expenses                                                                                                     76,063
      Miscellaneous Assets                                                                                                 16,313
                                                                                                              --------------------

      Total Assets                                                                                                    $37,453,411
                                                                                                              ====================

LIABILITIES
                                                                                                                           amount

      Payable for Investments Purchased                                                                                 $ 982,632
      Payable for Fund Shares Redeemed                                                                                    135,389
      Accrued Expenses                                                                                                     87,978
                                                                                                              --------------------

      Total Liabilities                                                                                                $1,205,999
                                                                                                              ====================

NET ASSETS
                                                                                                                           amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,373,472 shares outstanding)     $ 18,721,630
        Net Asset Value and Redemption Price Per Class A Share ($18,721,630 / 1,373,472 shares)                           $ 13.63
        Offering Price Per Share ($13.63 / 0.945)                                                                         $ 14.42
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,334,955 shares outstanding)     $ 17,525,782
        Net Asset Value and Offering Price Per Class B Share ($17,525,782 / 1,334,955 shares)                             $ 13.13
        Maximum Redemption Price Per Class B Share ($13.13 x 0.95)                                                        $ 12.47

      Net Assets                                                                                                      $36,247,412
                                                                                                              ====================

SOURCES OF NET ASSETS
                                                                                                                           amount

      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                              $ 30,844,478
        Accumulated Net Investment Loss                                                                                  (189,828)
        Accumulated Net Realized Gain on Investments                                                                      885,618
        Net Unrealized Appreciation in Value of Investments                                                             4,707,144
                                                                                                              --------------------

      Net Assets                                                                                                      $36,247,412
                                                                                                              ====================

 The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Small-Cap Value Fund [4]

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                 $ 126,640
      Dividends                                                                                   76,581
                                                                                         ----------------

      Total Investment Income                                                                    203,221
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                          141,973
      12b-1 Fess (Class A = $20,884, Class B =$62,906) [NOTE 3]                                   83,790
      Transfer Agent Fees (Class A = $26,492, Class B = $27,607)                                  54,099
      Auditing Fees                                                                               27,992
      Service Fees (Class B) [NOTE 3]                                                             20,969
      Accounting Fees                                                                             14,056
      Legal Expense                                                                               13,079
      Printing Expense                                                                             9,984
      Registration Fees                                                                            9,984
      Insurance Expense                                                                            5,868
      Custodian Fees                                                                               4,493
      Administration Fees                                                                          4,357
      Pricing Expense                                                                              2,097
      Miscellaneous Expense                                                                          308
                                                                                         ----------------

      Total Net Expenses                                                                         393,049

      Net Investment Loss                                                                       (189,828)
                                                                                         ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                                  amount

      Net Realized Gain on Investments                                                           823,840
      Change in Unrealized Appreciation of Investments                                         1,997,128
                                                                                         ----------------
      Net Realized and Unrealized Gain on Investments                                          2,820,968
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                         2,631,140
                                                                                         ================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Small-Cap Value Fund [5]

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                        six months         year ended
                                                                        ended 6/30/01       12/31/00
                                                                        (Unaudited)

      Operations:
      Net Investment Loss                                                    (189,828)          (198,821)
      Net Change in Unrealized Appreciation (Depreciation) of Investments   1,997,128         (2,669,620)
      Net Realized Gain on Investments                                        823,840          6,003,643
                                                                      ----------------  -----------------
        Increase in Net Assets (resulting from operations)                  2,631,140          3,135,202
                                                                      ----------------  -----------------

      Distributions to Shareholders From:
      Net Capital Gains:
         Class A                                                                    -         (1,148,640)
         Class B                                                                    -         (1,245,360)
                                                                      ----------------  -----------------
      Total Net Distributions                                                       -         (2,394,000)
                                                                      ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                            4,047,969          3,011,710
         Class B                                                            1,433,547          3,745,971
         Class C                                                                    -            208,478
      Dividends Reinvested:
         Class A                                                                3,502          1,104,960
         Class B                                                                 (761)         1,172,428
         Class C                                                                    -                  -
      Cost of Shares Redeemed:
         Class A                                                           (1,917,689)        (2,668,524)
         Class B                                                           (1,798,690)        (2,958,024)
         Class C                                                                    -           (357,732)
                                                                      ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)    1,767,878          3,259,267
                                                                      ----------------  -----------------

      Total Increase in Net Assets                                          4,399,018          4,000,469

      Net Assets:
      Beginning of Period                                                  31,848,394         27,847,925
                                                                      ----------------  -----------------
      End of Period (Including undistributed net investment loss
         of $189,828 and $0, respectively)                                 36,247,412         31,848,394
                                                                      ================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                              318,450            228,487
         Class B                                                              115,993            290,225
         Class C                                                                    -             19,040
      Shares Reinvested:
         Class A                                                                  277             87,626
         Class B                                                                    -             96,180
         Class C                                                                    -                  -
      Shares Redeemed:
         Class A                                                             (151,754)          (201,041)
         Class B                                                             (145,563)          (229,678)
         Class C                                                                    -            (30,224)
                                                                      ----------------  -----------------
      Net Increase in Number of Shares Outstanding                            137,403            260,615
                                                                      ================  =================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Small-Cap Value Fund [6]



                                                  six months      year        year        year        year        year
                                                    ended        ended       ended        ended       ended       ended
                                                   6/30/01      12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                  (Unaudited)

Per Share Operating Performance:
Net Asset Value at Beginning of Year                  $12.61       $12.26      $10.89      $12.25      $11.24      $10.07
                                                  -----------  ----------- -----------  ----------  ----------  ----------

Income from Investment Operations:
   Net Investment Income (Loss)                        (0.05)       (0.05)      (0.02)       0.01        0.02        0.10
   Net Realized and Unrealized Gain (Loss) on Investment1.07         1.43        1.39       (1.30)       2.37        1.17
                                                  -----------  ----------- -----------  ----------  ----------  ----------

   Total from Investment Operations                     1.02         1.38        1.37       (1.29)       2.39        1.27
                                                  -----------  ----------- -----------  ----------  ----------  ----------

Less Distributions:
   Dividends from Realized Gains                           -        (1.03)          -       (0.07)      (1.38)          -
   Dividends from Net Investment Income                    -            -           -           -           -       (0.10)
                                                  -----------  ----------- -----------  ----------  ----------  ----------
   Total Distributions                                     -        (1.03)          -       (0.07)      (1.38)      (0.10)
                                                  -----------  ----------- -----------  ----------  ----------  ----------

Net Asset Value at End of Year                        $13.63       $12.61      $12.26      $10.89      $12.25      $11.24
                                                  ===========  =========== ===========  ==========  ==========  ==========

Total Return (A)(B)                                    8.09%       11.23%      12.58%      (10.50)%    21.35%      12.59%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)                    $18,722      $15,217     $13,377     $13,287     $11,208      $7,760

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor         1.99% (C)    1.97%       2.22%       2.09%       2.75%       3.70%
   After Reimbursement of Expenses by Advisor          1.99% (C)    1.76%       1.60%       1.60%       1.60%       1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor        (0.76)%(C)    (0.48)%     (0.82)%     (1.15)%     (0.90)%     (1.05)%
   After Reimbursement of Expenses by Advisor         (0.76)%(C)    (0.27)%     (0.20)%     (0.66)%     0.25%       1.05%

Portfolio Turnover                                    74.02%       99.17%      78.79%      69.42%     136.36%      93.08%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods of Less Than One Full Year, The Total Return Is Not Annualized.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Small-Cap Value Fund [7]

                                                   six months     year        year        year        year        year
                                                    ended        ended       ended        ended       ended      ended
                                                   6/30/01      12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                  (Unaudited)

Per Share Operating Performance:
Net Asset Value at Beginning of Year                  $12.19       $11.88      $10.70      $12.13      $11.22    $ 10.08
                                                  -----------  ----------- -----------  ----------  ----------  ---------

Income from Investment Operations:
   Net Investment Income (Loss)                        (0.09)       (0.10)      (0.11)      (0.07)      (0.03)      0.07
   Net Realized and Unrealized Gain (Loss) on Investment1.03         1.39        1.29       (1.29)       2.32       1.14
                                                  -----------  ----------- -----------  ----------  ----------  ---------
   Total from Investment Operations                     0.94         1.29        1.18       (1.36)       2.29       1.21
                                                  -----------  ----------- -----------  ----------  ----------  --------
Less Distributions:
   Dividends from Realized Gains                           -        (0.98)          -       (0.07)      (1.38)         -
   Dividends from Net Investment Income                    -            -           -           -           -      (0.07)
                                                  -----------  ----------- -----------  ----------  ----------  ---------
   Total Distributions                                     -        (0.98)          -       (0.07)      (1.38)     (0.07)
                                                  -----------  ----------- -----------  ----------  ----------  ---------
Net Asset Value at End of Year                        $13.13       $12.19      $11.88      $10.70      $12.13    $ 11.22
                                                  ===========  =========== ===========  ==========  ==========  =========

Total Return (A)(B)                                    7.71%       10.87%      11.03%      (11.18)%    20.50%     11.98%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)                    $17,526      $16,631     $14,351     $14,114     $11,389    $ 3,929

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor         2.74% (C)    2.72%       2.72%       2.84%       3.41%      4.30%
   After Reimbursement of Expenses by Advisor          2.74% (C)    2.51%       2.35%       2.35%       2.26%      2.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor        (1.51)%(C)    (1.23)%     (1.34)%     (1.90)%     (1.56)%    1.65%
   After Reimbursement of Expenses by Advisor         (1.51)%(C)    (1.02)%     (0.97)%     (1.41)%     (0.41)%    0.45%

Portfolio Turnover                                    74.02%       99.17%      78.79%      69.42%     136.36%     93.08%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods of Less Than One Full Year, The Total Return Is Not Annualized.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Small-Cap Value Fund [8]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 93.21%
number of shares                                                                             market value

                 ABRASIVE ASBESTOS & MISC NONMETALLIC MINERAL PRODUCTS - 1.77%
           2,000 Minnesota Mining & Manufacturing Co.                                           $ 228,200
                                                                                       -------------------

                 CANNED, FROZEN & PRESERVED FRUIT, VEG & FOOD SPECIALTIES - 2.22%
           7,000 Heinz (H. J.) Co.                                                                286,230
                                                                                       -------------------

                 COMMERCIAL BANKS - 2.44%
           5,000 Golden State Bancorp., Inc.                                                      154,000
           5,052 Royal Bnak of Canada*                                                            160,906
                                                                                       -------------------
                                                                                                  314,906
                                                                                       -------------------
                 COMPUTER STORAGE DEVICES - 1.61%
          12,000 Advanced Digital Information Corp.*                                              207,600
                                                                                       -------------------
                 CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 2.48%
           8,500 Dover Corp.                                                                      320,025
                                                                                       -------------------

                 CRUDE PETROLEUM & NATURAL GAS - 8.13%
           7,200 Apache Corp.                                                                     365,400
           6,500 Anadarko Petroleum Corp.                                                         350,415
           5,000 Kerr-Mcgee Corp.                                                                 331,350
                                                                                       -------------------
                                                                                                1,047,165
                                                                                       -------------------
                 DRILLING OIL & GAS WELLS - 2.40%
          14,000 Rowan Companies, Inc.*                                                           309,400
                                                                                       -------------------

                 ELECTRIC SERVICES - 2.03%
          10,000 Puget Energy, Inc.                                                               262,000
                                                                                       -------------------

                 ELECTRONIC COMPONENTS & ACCESSORIES - 2.59%
           8,000 Kemet Corp. *                                                                    160,800
           7,500 Vishay Intertechnology, Inc. *                                                   172,500
                                                                                       -------------------
                                                                                                  333,300
                                                                                       -------------------
                 GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 4.96%
           7,500 Ingersoll-Rand Co.                                                               309,000
          11,000 ATMI, Inc.*                                                                      330,000
                                                                                       -------------------
                                                                                                  639,000
                                                                                       -------------------
                 INDUSTRIAL INORGANIC CHEMICALS - 2.13%
           6,000 Air Products & Chemicals, Inc.                                                   274,500
                                                                                       -------------------

                 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 3.76%
           8,000 Emerson Electric Co.                                                             484,000
                                                                                       -------------------

                 LIFE INSURANCE - 3.12%
          10,000 Torchmark Corp.                                                                  402,100
                                                                                       -------------------

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [9]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 93.21% (Cont.)
number of shares                                                                             market value

                 MACHINE TOOLS, METAL CUTTING TYPES - 1.15%
           4,000 Kennametal, Inc.                                                               $ 147,600
                                                                                       -------------------
                 METAL MINING - 1.41%
           2,500 Rio Tinto Plc ADR                                                                181,625
                                                                                       -------------------
                 METAL WORKING MACHINERY & EQUIPMENT - 3.40%
           3,500 SPX Corp.*                                                                       438,130
                                                                                       -------------------
                 MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 1.55%
           8,000 Masco Corp.                                                                      199,680
                                                                                       -------------------

                 MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.81%
           5,500 Parker Hannifin Corp.                                                            233,420
                                                                                       -------------------

                 MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.40%
           7,000 ITT Industries, Inc.                                                             309,750
                                                                                       -------------------

                 MISCELLANEOUS PLASTIC PRODUCTS - 2.89%
          10,000 Sealed Air Corp*                                                                 372,500
                                                                                       -------------------

                 MOTOR VEHICLE PARTS & ACCESSORIES - 2.55%
           8,000 TRW, Inc.                                                                        328,000
                                                                                       -------------------

                 NATIONAL COMMERCIAL BANKS - 1.67%
           7,000 National City Corp.                                                              215,460
                                                                                       -------------------

                 NATURAL GAS TRANSMISSION - 1.63%
           4,000 El Paso Energy Corp.                                                             210,160
                                                                                       -------------------
                 OPTICAL INSTRUMENTS & LENSES - 4.09%
           9,000 Kla-Tencor Corp. *                                                               526,230
                                                                                       -------------------

                 PAPER MILLS - 3.47%
           8,000 Kimberly Clark Corp.                                                             447,200
                                                                                       -------------------

                 PETROLEUM REFINING - 2.65%
           6,000 Phillips Petroleum Co.                                                           342,000
                                                                                       -------------------

                 PHARMACEUTICAL PREPARATIONS - 4.73%
           6,000 Abbott Labs                                                                      288,000
           5,000 Merck & Co.                                                                      319,550
                                                                                       -------------------
                                                                                                  607,550
                                                                                       -------------------
                 PLASTICS, MATERIALS, SYNTH RESINS & NONVULCAN ELASTOMERS -1.02%
           4,000 Rohm & Haas Co.                                                                  131,600
                                                                                       -------------------
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [10]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 93.21% (Cont.)
number of shares                                                                             market value

                 PUBLIC BUILDING AND RELATED FURNITURE - 2.03%
           7,500 Lear Corp. *                                                                   $ 261,750
                                                                                       -------------------

                 RETAIL-EATING PLACES - 2.12%
           9,500 Outback Steakhouse, Inc. *                                                       273,600
                                                                                       -------------------

                 RETAIL-GROCERY STORES - 3.88%
          20,000 Kroger Co.*                                                                      500,000
                                                                                       -------------------

                 SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.78%
           9,000 Church & Dwight Co., Inc.                                                        229,050
                                                                                       -------------------

                 SPECIAL INDUSTRY MACHINERY, NEC - 5.70%
           8,000 Novellus Systems, Inc. *                                                         454,110
           7,000 Veeco Instruments, Inc.*                                                         278,250
                                                                                       -------------------
                                                                                                  732,360
                                                                                       -------------------
                 TRUCKING (NO LOCAL) - 1.64%
           7,500 CNF Transportation, Inc.                                                         211,875
                                                                                       -------------------


                 Total Common Stocks (cost $10,990,020)                                      $ 12,007,966
                                                                                       -------------------

SHORT-TERM INVESTMENTS - 8.53%
number of shares                                                                             market value


       1,099,343 Firstar Bank Treasury Fund (cost $1,099,343)                                   1,099,343
                                                                                       -------------------

                 TOTAL INVESTMENTS - 101.74% (identified cost $12,089,363)                     13,107,309

                 OTHER ASSETS AND LIABILITIES, NET - (1.74)%                                     (224,455)
                                                                                       -------------------
                 NET ASSETS - 100.00%                                                         $12,882,854
                                                                                       ===================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [11]

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS
                                                                                                                    amount

      Investments in Securities at Value (identified cost $12,089,363) [NOTE 1]                               $ 13,107,309
      Cash                                                                                                          86,530
      Receivables:
         Interest                                                                                                    4,702
         Dividends                                                                                                   7,561
         Fund Shares Sold                                                                                           42,850
         Investments Sold                                                                                              400
      Prepaid Expenses                                                                                               2,273
      Other Assets                                                                                                  12,388
                                                                                                          -----------------

      Total Assets                                                                                             $13,264,013
                                                                                                          =================

LIABILITIES
                                                                                                                    amount

      Payable for Fund Shares Redeemed                                                                            $ 23,001
      Payable for Investment Securities Purchased                                                                  351,056
      Accrued Expenses                                                                                               7,102
                                                                                                          -----------------

      Total Liabilities                                                                                          $ 381,159
                                                                                                          =================

NET ASSETS
                                                                                                                    amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;850,064 shares outstanding)  $ 9,584,427
        Net Asset Value and Redemption price Per Class A Share ($9,584,427 / 850,064 shares)                       $ 11.27
        Offering Price Per Share ($11.27 / 0.945)                                                                  $ 11.93
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 300,151 shares outstanding) $ 3,298,427
        Net Asset Value and Offering Price Per Class B Share ($3,298,427 / 300,151 shares)                         $ 10.99
       Redemption Price Per Share ($10.99 x 0.95)                                                                  $ 10.44

      Net Assets                                                                                               $12,882,854
                                                                                                          =================

SOURCES OF NET ASSETS
                                                                                                                    amount

      At June 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                       $ 11,702,821
        Accumulated Undistributed Net Investment Loss                                                               (6,562)
        Net Accumulated Realized Gain on Investments                                                               168,569
        Net Unrealized Appreciation in Value of Investments                                                      1,018,026
                                                                                                          -----------------

      Net Assets                                                                                               $12,882,854
                                                                                                          =================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [12]

STATEMENT OF OPERATIONS
As of June 30, 2001 (Unaudited)

INVESTMENT INCOME
                                                                                                      amount

      Interest                                                                                       $ 3,665
      Dividends                                                                                       79,082
                                                                                             ----------------

      Total Investment Income                                                                         82,747
                                                                                             ----------------

EXPENSES
                                                                                                      amount

      Investment Advisory Fees [NOTE 3]                                                               41,538
      Transfer Agent Fees (Class A = $4,754, Class B = $3,117)                                         7,871
      Administration Fees                                                                              2,108
      12b-1 Fees (Class A = $8,661, Class B = $10,574) [NOTE 3]                                       19,235
      Accounting Fees                                                                                  7,864
      Registration Fees                                                                                  375
      Custodian Fees                                                                                     234
      Auditing Fees                                                                                      937
      Pricing Fees                                                                                     1,688
      Servicing Fees (Class B) [NOTE 3]                                                                3,525
      Miscellaneous Expense                                                                            3,977
                                                                                             ----------------


      Total Net Expenses                                                                              89,352
                                                                                             ----------------

      Net Investment Income                                                                           (6,605)
                                                                                             ----------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                                      amount

      Net Realized Gain on Investments                                                               197,097
      Change in Unrealized Appreciation of Investments                                               178,998
                                                                                             ----------------
      Net Realized and Unrealized Gain on Investments                                                376,095
                                                                                             ----------------

      Increase in Net Assets Resulting from Operations                                              $369,490
                                                                                             ================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [13]

STATEMENT OF CHANGES IN NET ASSETS


INCREASE IN NET ASSETS
                                                                     six months
                                                                     ended 6/30/01        year ended
                                                                    (Unaudited)            12/31/00

      Operations:
      Net Investment Income (Loss)                                        $ (6,605)            $ 15,894
      Net Change in Unrealized Appreciation (Depreciation) of Investments  197,097                1,500
      Net Realized Gain (Loss) on Investments                              178,998              839,378
                                                                  -----------------    -----------------
      Increase (Decrease) in Net Assets (resulting from operations)        369,490              856,772
                                                                  -----------------    -----------------

      Distributions to Shareholders From:
      Net Realized Gains
         Class A                                                                 -               (7,543)
         Class B                                                                 -               (4,267)
         Class C                                                                 -                    -
      Net Income:
         Class A                                                                 -              (12,468)
         Class B                                                                 -               (7,012)
         Class C                                                                 -                    -
                                                                  -----------------    -----------------
      Total Distribution                                                         -              (31,290)
                                                                  -----------------    -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                         5,251,864            3,714,059
         Class B                                                           619,834            2,104,479
         Class C                                                                 -               14,996
      Dividends Reinvested:
         Class A                                                                 -               16,832
         Class B                                                                 -               10,099
         Class C                                                                 -                    -
      Cost of Shares Redeemed:
         Class A                                                          (869,064)            (157,559)
         Class B                                                           (98,047)            (277,869)
         Class C                                                                 -             (171,405)
                                                                  -----------------    -----------------
      Increase in Net Assets (resulting from capital share transactions) 4,904,587            5,253,632
                                                                  -----------------    -----------------

      Total Increase in Net Assets                                       5,274,077            6,079,114

      Net Assets:
      Beginning of Period                                                7,608,777            1,529,663
                                                                  -----------------    -----------------
      End of Period  (Including undistributed net investment loss
         of $6,562 and $0, respectively)                              $ 12,882,854          $ 7,608,777
                                                                  =================    =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                           473,353              383,562
         Class B                                                            57,629              223,586
         Class C                                                                 -                1,864
      Shares Rinvested:
         Class A                                                                 -                1,553
         Class B                                                                 -                  953
         Class C                                                                 -                    -
      Shares Redeemed:
         Class A                                                           (79,864)             (15,946)
         Class B                                                            (8,966)             (29,107)
         Class C                                                                 -              (18,194)
                                                                  -----------------    -----------------
      Net Increase in Number of Shares Outstanding                         442,152              548,271
                                                                  =================    =================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [14]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS A SHARES
                                                                six months     year        period
                                                                ended 6/30/01  ended       ended
                                                                (Unaudited)  12/31/00    12/31/99 (B)
     Per Share Operating Performance:
     Net Asset Value at Beginning of Period                       $ 10.83       $ 9.68      $ 10.00
                                                                ----------   ----------  -----------

     Income from Investment Operations:
        Net Investment Income                                           -         0.04         0.02
        Net Realized and Unrealized Gain (Loss) on Investments       0.44         1.16        (0.30)
                                                                ----------   ----------  -----------
        Total from Investment Operations                             0.44         1.20        (0.28)
                                                                ----------   ----------  -----------

     Less Distributions:
        Dividends from Realized Gains                                   -        (0.02)       (0.02)
        Dividends from Net Investment Income                            -        (0.03)       (0.02)
                                                                ----------   ----------  -----------
        Total Distributions                                             -        (0.05)       (0.04)
                                                                ----------   ----------  -----------

     Net Asset Value at End of Period                             $ 11.27      $ 10.83 #     $ 9.68
                                                                ==========   ==========  ===========

     Total Return (A) (D)                                           4.06%       12.35%        (3.28)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                          $ 9,584      $ 4,493        $ 846

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                 1.53% (C)    2.70%        4.69% (C)
        After Reimbursement of Expenses by Advisor                  1.53% (C)    1.65%        1.60% (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                 0.09% (C)    (0.30)%      (2.34)(C)
        After Reimbursement of Expenses by Advisor                  0.09% (C)    0.67%        0.75% (C)

     Portfolio Turnover                                            34.05%       50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Retun Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [15]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS B SHARES
                                                              six months     year        period
                                                              ended 6/30/01  ended        ended
                                                              (Unaudited)  12/31/00     12/31/99 (B)
     Per Share Operating Performance:
     Net Asset Value at Beginning of Period                      $ 10.60      $ 9.36      $ 10.00
                                                              -----------  ----------   ----------

     Income from Investment Operations:
        Net Investment Income                                      (0.04)       0.01         0.02
        Net Realized and Unrealized Gain (Loss) on Investments      0.43        1.28        (0.62)
                                                              -----------  ----------   ----------
        Total from Investment Operations                            0.39        1.29        (0.60)
                                                              -----------  ----------   ----------

     Less Distributions:
        Dividends from Realized Gains                                  -       (0.02)       (0.02)
        Dividends from Net Investment Income                           -       (0.03)       (0.02)
                                                              -----------  ----------   ----------
        Total Distributions                                            -       (0.05)       (0.04)
                                                              -----------  ----------   ----------

     Net Asset Value at End of Year                              $ 10.99     $ 10.60  #    $ 9.36
                                                              ===========  ==========   ==========

     Total Return (A) (D)                                          3.68%      13.73%        (4.78)%

     Ratios/Supplemental Data:
     Net Assets, End of Period (in 000s)                         $ 3,298     $ 2,665        $ 525

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                2.28% (C)   3.45%        5.87% (C)
        After Reimbursement of Expenses by Advisor                 2.28% (C)   2.40%        2.35% (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor               (0.66)%(C)   (1.13)%      (2.34)(C)
        After Reimbursement of Expenses by Advisor                (0.66)%(C)   (0.08)%      1.15% (C)

     Portfolio Turnover                                           34.05%      50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Retun Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Large/Mid-Cap Value Fund [16]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)
Bonds - 81.37%
par value                                                                                market value

                   CONVERTIBLE CORPORATE BONDS - 4.58%
        50,000     National Data Corp. 5.00% 11/01/2003                                      $ 53,000
        50,000     Omnicare, Inc. 5.00% 12/01/2007                                             44,125
        50,000     Penn Treaty America Corp. 6.25% 12/01/2003                                  24,500
                                                                                    ------------------
                                                                                              121,625
                                                                                    ------------------
                   CORPORATE BONDS - 72.97%
        10,000     Allegiance Corp.7.30% 10/15/2006                                            10,470
        25,000     Allied Signal, Inc. 6.02% 02/01/2008                                        24,808
        25,000     American General Finance Corp. 7.25% 05/15/2005                             26,077
        25,000     Boeing/Rockwell Co. 6.625% 06/01/2005                                       25,516
        75,000     Burlington Resources, Inc. 7.375% 03/01/2029                                75,092
        75,000     CNA Financial Corp. 7.25% 11/15/2023                                        64,325
       100,000     Coca Cola Enterprise, Inc. 6.95% 11/15/2026                                 98,445
       100,000     Computer Sciences Corp. 6.75% 06/15/2006                                    99,161
        50,000     Consolidate Edison, Inc. 6.45% 12/01/2007                                   48,806
        25,000     Cooper Industries 6.70% 09/22/2005                                          24,812
        50,000     Cooper Tire & Rubber Co. 8.00% 12/15/2019                                   48,637
        50,000     CPC International, Unilever 7.25% 12/15/2026                                50,082
        25,000     CSX Transportation 7.33% 06/01/2005                                         25,948
        75,000     Dell Computer Corp. 7.10% 04/15/2028                                        67,311
        50,000     Donaldson Lufkin Jenrette 5.875% 04/01/2002                                 50,521
        45,000     DuPont EI Nemours 6.00% 03/06/2003                                          45,710
        25,000     Florida Power & Light 6.00% 06/01/2008                                      24,233
        75,000     Georgia Pacific Corp. 8.125% 06/15/2023                                     69,438
        50,000     Goldman Sachs Group, Inc. 7.35% 07/30/2012                                  51,686
       100,000     Household Finance Corp. 6.75% 05/15/2011                                    98,830
        10,000     Household Finance Corp. 7.30% 07/30/2012                                    10,000
        47,000     Kerr McGee Corp. 7.50% 05/15/2014                                           47,235
        25,000     Lehman Brothers Holdings, Inc. 6.625% 02/05/2006                            25,333
        50,000     Mead Corp. 7.125% 08/01/2025                                                43,298
        25,000     Mellon Financial Co. 6.00% 03/01/2004                                       25,328
        50,000     National Rural Utilities Finance Corp. 6.00% 01/15/2004                     50,771
        75,000     NationsBank Corp. 6.80% 06/15/2028                                          70,159
        25,000     Pennsylvania P & L  6.55% 03/01/2006                                        25,229
        70,000     Pep Boys Manny Moe & Jack 7.00% 06/01/2005                                  59,500
        11,000     Public Service Electric & Gas Co. 6.25% 01/01/2007                          10,846
        75,000     Public Service Electric & Gas Co. 7.00% 09/01/2024                          70,629
        50,000     Quanex Corp. 6.88% 06/30/2007                                               48,562
        50,000     SBC Communications/Pacific Bell 7.375% 07/15/2043                           48,314
        50,000     Southern Bell Telephone 6.00% 10/01/2004                                    49,954


The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [17]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

Bonds - 81.37% (Cont.)
par value                                                                                market value

                   CORPORATE BONDS - 72.97% (cont.)
        50,000     Travelers Property & Casualty Corp. 6.75% 11/15/2006             $          51,205
        50,000     TRW, Inc. 6.25% 01/15/2010                                                  45,862
        25,000     Union Electric Co. 6.875% 08/01/2004                                        25,906
        50,000     Union Texas Petrol 7.00% 04/15/2008                                         51,129
        50,000     US Leasing International 5.95% 10/15/2003                                   50,328
       100,000     Wisconsin Energy Corp. 6.50% 04/01/2011                                     98,398
                                                                                    ------------------
                                                                                            1,937,894
                                                                                    ------------------
                   MUNICIPAL BONDS - 3.82%
        25,000     Hydro-Quebec 7.375% 02/01/2003                                              25,951
        50,000     Province of Manitoba 6.75% 03/01/2003                                       51,529
        25,000     Texas State University 6.41% 03/15/2009                                     23,828
                                                                                    ------------------
                                                                                              101,308
                                                                                    ------------------
                   Total Bonds (cost $2,169,420)                                            2,160,827
                                                                                    ------------------

SHORT TERM INVESTMENTS - 14.85%
numbers of shares                                                                        market value

       394,463     Firstar Bank Treasury Fund (cost $394,463)                                 394,463
                                                                                    ------------------

                   TOTAL INVESTMENTS - 96.22% (identified cost $2,563,883)                  2,555,290

                   OTHER ASSETS AND LIABILITIES, NET - 3.78%                                  100,434
                                                                                    ------------------

                   NET ASSETS - 100.00%                                                     2,655,724
                                                                                    ==================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [18]

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS
                                                                                                                   amount

      Investments in Securities at Value (identified cost $2,563,883 ) [NOTE 1]                               $ 2,555,290
      Cash                                                                                                         66,170
      Receivables:
         Interest                                                                                                  34,576
         Fund Shares Sold                                                                                          23,889
         Due from Advisor                                                                                           3,668
      Prepaid Insurance                                                                                               268
      Prepaid Registration & Filing Fees                                                                            3,150
      Other                                                                                                         2,601
                                                                                                         -----------------

      Total Assets                                                                                             $2,689,612
                                                                                                         =================

LIABILITIES
                                                                                                                   amount

      Accrued Expenses                                                                                           $ 23,118
      Dividend Payable                                                                                             10,630
      Tax Payable                                                                                                     140
                                                                                                         -----------------

      Total Liabilities                                                                                          $ 33,888
                                                                                                         =================

NET ASSETS
                                                                                                                   amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 201,443 shares outstanding)$ 1,958,851
        Net Asset Value and Redemption price Per Class A Share ($1,958,851 / 201,443 shares)                       $ 9.72
        Offering Price Per Share ($9.72 / 0.9575 )                                                                $ 10.16

      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 73,874 shares outstanding)   $ 696,873
        Net Asset Value and Offering Price Per Class B Share ($696,873 / 73,874 shares)                            $ 9.43
        Redemption Price Per Share ($9.43 X 0.95)                                                                  $ 9.93

      Net Assets                                                                                                2,655,724
                                                                                                         =================

SOURCES OF NET ASSETS
                                                                                                                   amount

      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                       $ 2,669,354
        Net Undistributed Net Investment Income                                                                     2,822
        Net Accumulated Realized Loss on Investments                                                               (7,859)
        Net Unrealized Depreciation in Value of Investments                                                        (8,593)
                                                                                                         -----------------

      Net Assets                                                                                                2,655,724
                                                                                                         =================

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [19]

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                  $ 57,292
                                                                                         ----------------

      Total Investment Income                                                                     57,292
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            6,877
      Transfer Agent Fees (Class A = $2,975, Class B = $5,078)                                     8,053
      Administration Fees                                                                          2,806
      12b-1 Fess (Class A = $1,347, Class B = $2,322 ) [NOTE 3]                                    3,669
      Accounting Fees                                                                              9,415
      Registration Fees                                                                            4,904
      Custodian Fees                                                                               1,686
      Printing Expense                                                                                93
      Auditing Fees                                                                                1,447
      Insurance Expense                                                                               71
      Legal Expense                                                                                  177
      Service Fees (Class B) [NOTE 3]                                                                771
      Miscellaneous Expense                                                                          679
                                                                                         ----------------

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (26,576)
                                                                                         ----------------

      Total Net Expenses                                                                          14,072
                                                                                         ----------------

      Net Investment Income                                                                       43,220
                                                                                         ----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                                  amount

      Net Realized Gain on Investments                                                             1,440
      Change in Unrealized Appreciation of Investments                                             4,125
                                                                                         ----------------
      Net Realized and Unrealized Gain on Investments                                              5,565
                                                                                         ----------------

      Increase in Net Assets Resulting from Operations                                           $48,785
                                                                                         ================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [20]

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                           six months       year ended
                                                                          ended 6/30/01      12/31/00
                                                                          (Unaudited)

      Operations:
      Net Investment Income                                                    $ 43,220          $ 34,281
      Net Change in Unrealized Appreciation (Depreciation) of Investments         4,125            (4,796)
      Net Realized Gain (Loss) on Investments                                     1,440            (8,924)
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from operations)                         48,785            20,561
                                                                         ---------------  ----------------

      Distributions to Shareholders:
      Net Income
         Class A                                                                (28,684)          (15,014)
         Class B                                                                (11,714)          (20,467)
         Class C                                                                      -              (649)
                                                                         ---------------  ----------------
      Total Net Decrease                                                        (40,398)          (36,130)
                                                                         ---------------  ----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                              1,289,659           598,963
         Class B                                                                289,014           361,945
         Class C                                                                      -            20,586
      Dividends Reinvested:
         Class A                                                                 11,034            12,710
         Class B                                                                  9,911            19,278
         Class C                                                                      -               649
      Cost of Shares Redeemed:
         Class A                                                                (26,747)          (64,333)
         Class B                                                                (97,577)         (108,650)
         Class C                                                                      -           (78,511)
                                                                         ---------------  ----------------
      Increase in Net Assets (resulting from capital share transactions)      1,475,294           762,637
                                                                         ---------------  ----------------

      Total Increase in Net Assets                                            1,483,681           747,068
                                                                         ===============  ================

      Net Assets:
      Beginning of Year                                                       1,172,043           424,975
                                                                         ---------------  ----------------
      End of Period (Including undistributed net investment income
         of $2,822 and $0, respectively)                                    $ 2,655,724       $ 1,172,043
                                                                         ===============  ================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                133,088            62,671
         Class B                                                                 30,195            37,579
         Class C                                                                      -             2,152
      Shares Rinvested:
         Class A                                                                  1,133             1,337
         Class B                                                                  1,042             2,045
         Class C                                                                      -                68
      Shares Redeemed:
         Class A                                                                 (2,738)           (6,698)
         Class B                                                                (10,330)          (11,465)
         Class C                                                                      -            (8,147)
                                                                         ---------------  ----------------
      Net Increase (Decrease) in Number of Shares Outstanding                   152,390            79,542
                                                                         ===============  ================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [21]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
                                                              six months          year            period
                                                                 ended           ended            ended
                                                                6/30/01         12/31/00       12/31/99 (B)
                                                              (Unaudited)

      Per Share Operating Performance:
      Net Asset Value, Beginning                                    $ 9.53          $ 9.81          $ 10.00
                                                             --------------   -------------    -------------
      Income from Investment Operations:
         Net Investment Income (Loss)                                 0.25            0.49             0.12
         Net Realized and Unrealized Gain (Loss) on Investments       0.13           (0.27)           (0.18)
                                                             --------------   -------------    -------------
         Total from Investment Operations                             0.38            0.22            (0.06)
                                                             --------------   -------------    -------------

      Less Distributions:
         Dividends from Realized Gains                                   -               -                -
         Dividends from Net Investment Income                        (0.19)          (0.50)           (0.13)
                                                             --------------   -------------    -------------
         Total Distributions                                         (0.19)          (0.50)           (0.13)
                                                             --------------   -------------    -------------

      Net Asset Value at End of Year                                $ 9.72          $ 9.53           $ 9.81
                                                             ==============   =============    =============

      Total Return (A) (D)                                           3.99%           2.32%            (0.42)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                          $ 1,959           $ 667            $ 124

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                 3.79% (C)       8.99%           13.92% (C)
         After Reimbursement of Expenses by Advisor                  1.35% (C)       1.35%            1.35% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                 2.79% (C)       (2.19)%         (9.88)%(C)
         After Reimbursement of Expenses by Advisor                  5.23% (C)       5.45%            2.70% (C)

      Portfolio Turnover                                             1.99%          35.54%           21.25%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [22]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
                                                                 six months          year           period
                                                                   ended            ended            ended
                                                                  6/30/01          12/31/00      12/31/99 (B)
                                                                (Unaudited)

      Per Share Operating Performance:
      Net Asset Value, Beginning                                      $ 9.54           $ 9.80          $ 10.00
                                                                -------------    -------------   --------------

      Income from Investment Operations:
         Net Investment Income (Loss)                                   0.21             0.45             0.15
         Net Realized and Unrealized Gain (Loss) on Investments        (0.15)           (0.25)           (0.22)
                                                                -------------    -------------   --------------
         Total from Investment Operations                               0.06             0.20            (0.07)
                                                                -------------    -------------   --------------

      Less Distributions:
         Dividends from Realized Gains                                     -                -                -
         Dividends from Net Investment Income                          (0.17)           (0.46)           (0.13)
                                                                -------------    -------------   --------------
         Total Distributions                                           (0.17)           (0.46)           (0.13)
                                                                -------------    -------------   --------------

      Net Asset Value at End of Year                                  $ 9.43           $ 9.54           $ 9.80
                                                                =============    =============   ==============

      Total Return (A) (D)                                             0.61%            2.12%            (0.92)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                              $ 697            $ 697            $ 243

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                   4.54% (C)        9.74%           14.73% (C)
         After Reimbursement of Expenses by Advisor                    2.10% (C)        2.10%            2.10% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                   2.04% (C)        (2.94)%         (2.20)%(C)
         After Reimbursement of Expenses by Advisor                    4.48% (C)        4.70%           10.42% (C)

      Portfolio Turnover                                               1.99%           35.54%           21.25%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Fixed Income Fund [23]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 90.07%
number of shares                                                                       market value

               AIR TRANSPORTATION, SCHEDULED - 1.31%
           640 Ryanair Holdings PLC * (a)                                                  $ 33,248
                                                                                   -----------------

               BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 7.68%
           852 Abgenix, Inc. *                                                               38,340
           820 Aviron *                                                                      46,740
           590 Biogen, Inc. *                                                                32,072
           400 Enzon, Inc. *                                                                 25,000
           600 Protein Design Labs, Inc. *                                                   52,056
                                                                                   -----------------
                                                                                            194,208
                                                                                   -----------------
               COMMUNICATIONS EQUIPMENT - 1.08%
         1,550 McDATA Corp. - Class A *                                                      27,203
                                                                                   -----------------

               COMPUTER COMMUNICATIONS EQUIPMENT - 1.74%
         1,000 Brocade Communications Systems, Inc. *                                        43,990
                                                                                   -----------------

               DRILLING OIL & GAS WELLS - 2.59%
           657 Ensco International, Inc.                                                     15,374
         1,917 Global Marine, Inc. *                                                         35,714
           385 Nabors Industries, Inc. *                                                     14,322
                                                                                   -----------------
                                                                                             65,410
                                                                                   -----------------
               ELECTRIC SERVICES - 3.50%
           940 Calpine Corp. *                                                               35,532
         1,542 Mirant Corp. *                                                                53,045
                                                                                   -----------------
                                                                                             88,577
                                                                                   -----------------
               FIRE, MARINE & CASUALTY INSURANCE - 1.07%
         1,100 HCC Insurance Holdings, Inc.                                                  26,950
                                                                                   -----------------

               FUNCTIONS RELATED TO DEPOSITORY BANKING - 1.75%
           850 Concord EFS, Inc. *                                                           44,209
                                                                                   -----------------

               HOSPITAL & MEDICAL SERVICE PLANS - 1.69%
           965 Lifepoint Hospitals Holdings, Inc. *                                          42,730
                                                                                   -----------------

               IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES - 0.71%
           300 Human Genome Sciences, Inc. *                                                 18,075
                                                                                   -----------------

               INSURANCE AGENTS BROKERS & SERVICES - 1.35%
         1,420 First Health Group Corp. *                                                    34,250
                                                                                   -----------------

               NATIONAL COMMERCIAL BANKS - 1.11%
           400 Commerce Bancorp, Inc.                                                        28,040
                                                                                   -----------------

               OIL & GAS FIELD MACHINERY & EQUIPMENT - 0.73%
           690 National-Oilwell, Inc. *                                                      18,492
                                                                                   -----------------

               ORTHOPEDIC, PROSTHETIC & SURGICAL
               APPLIANCES & SUPPLIES - 2.45%
         1,290 Biomet, Inc.                                                                  61,997
                                                                                   -----------------

               PERSONAL CREDIT INSTITUTIONS - 1.73%
         1,300 Metris Companies, Inc.                                                        43,823
                                                                                   -----------------

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [24]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 90.07% (cont.)
number of shares                                                                       market value

               PHARMACEUTICAL PREPARATIONS - 10.00%
           731 Allergan, Inc.                                                              $ 61,426
           523 Andrx Group *                                                                 40,271
         1,176 IVAX Corp. *                                                                  45,874
           878 King Pharmaceuticals, Inc. *                                                  47,193
           934 Teva Pharmaceutical Industries Ltd. (a)                                       58,188
                                                                                   -----------------
                                                                                            252,952
                                                                                   -----------------
               PRINTED CIRCUIT BOARDS - 1.93%
         1,585 Jabil Circuit, Inc. *                                                         48,913
                                                                                   -----------------

               RADIO BROADCASTING STATIONS - 1.70%
           800 Entercom Communications Corp. *                                               42,888
                                                                                   -----------------

               RADIO TELEPHONE COMMUNICATIONS - 1.94%
         1,200 Triton PCS Holdings, Inc. - Class A *                                         49,200
                                                                                   -----------------

               RETAIL - FAMILY CLOTHING STORES - 0.84%
           600 American Eagle Outfitters, Inc. *                                             21,144
                                                                                   -----------------

               RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.23%
           800 Williams-Sonoma, Inc. *                                                       31,056
                                                                                   -----------------

               RETAIL - VARIETY STORES - 1.13%
         1,029 Dollar Tree Stores, Inc. *                                                    28,647
                                                                                   -----------------

               SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 0.96%
         1,300 Instinet Group, Inc. *                                                        24,232
                                                                                   -----------------

               SEMICONDUCTORS & RELATED DEVICES - 7.97%
           844 Integrated Device Technology, Inc. *                                          26,746
         1,000 Micrel, Inc. *                                                                33,000
           600 Microchip Technology, Inc. *                                                  20,550
           750 PMC-Sierra, Inc. *                                                            23,303
           616 QLogic Corp. *                                                                39,701
         2,590 TriQuint Semiconductor, Inc. *                                                58,275
                                                                                   -----------------
                                                                                            201,575
                                                                                   -----------------
               SERVICES - ADVERTISING AGENCIES - 0.66%
           550 Catalina Marketing Corp. *                                                    16,781
                                                                                   -----------------

               SERVICES - ALLIED TO MOTION PICTURE DISTRIBUTION - 1.60%
           590 Macrovision Corp. *                                                           40,415
                                                                                   -----------------

               SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 1.03%
           412 Myriad Genetics, Inc. *                                                       26,088
                                                                                   -----------------

               SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.82%
           890 Sonus Networks, Inc. *                                                        20,790
                                                                                   -----------------

               SERVICES - COMPUTER PROGRAMMING SERVICES - 2.02%
           653 Amdocs Ltd. *                                                                 35,164
           753 WebMethods, Inc. *                                                            15,949
                                                                                   -----------------
                                                                                             51,113
                                                                                   -----------------
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [25]



SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 90.07% (cont.)
number of shares                                                                       market value

               SERVICES - MEDICAL LABORATORIES - 1.76%
           580 Laboratory Corporation of America Holdings *                                  44,602
                                                                                   -----------------

               SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.70%
         2,900 Ticketmaster *                                                              $ 42,920
                                                                                   -----------------

               SERVICES - PREPACKAGED SOFTWARE - 6.81%
           540 Electronic Arts, Inc. *                                                       31,266
         1,048 Mercury Interactive Corp. *                                                   62,775
         1,100 Peregrine Systems, Inc. *                                                     31,900
         1,647 Rational Software Corp. *                                                     46,198
                                                                                   -----------------
                                                                                            172,139
                                                                                   -----------------
               SERVICES - SPECIALTY OUTPATIENT FACILITIES - 1.81%
           832 Express Scripts, Inc. - Class A *                                             45,785
                                                                                   -----------------

               SPECIAL INDUSTRY MACHINERY - 3.28%
         2,010 Lam Research Corp. *                                                          59,596
           410 Novellus Systems, Inc. *                                                      23,284
                                                                                   -----------------
                                                                                             82,880
                                                                                   -----------------
               SURETY INSURANCE - 4.95%
         1,039 AMBAC Financial Group, Inc.                                                   60,470
           903 PMI Group, Inc.                                                               64,700
                                                                                   -----------------
                                                                                            125,170
                                                                                   -----------------
               TELEPHONE & TELEGRAPH APPARATUS - 1.84%
           400 Comverse Technology, Inc. *                                                   22,840
           850 ONI Systems Corp. *                                                           23,715
                                                                                   -----------------
                                                                                             46,555
                                                                                   -----------------
               TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 0.90%
           940 Sprint Corp. - PCS Group *                                                    22,701
                                                                                   -----------------

               WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.70%
         1,235 AmeriSource Health Corp. - Class A *                                          68,357
                                                                                   -----------------

               Total Common Stocks (cost $2,220,557)                                      2,278,105
                                                                                   -----------------

SHORT TERM INVESTMENTS - 12.12%
number of shares                                                                       market value

       306,585 Firstar Bank Treasury Fund (cost $306,585)                                   306,585
                                                                                   -----------------

               TOTAL INVESTMENTS - 102.19% (identified cost $2,527,142)                   2,584,690

               OTHER ASSETS AND LIABILITIES, NET  - (2.19)%                                 (55,359)
                                                                                   -----------------

               NET ASSETS - 100.00%                                                      $2,529,331
                                                                                   =================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [26]

* Non-income producing securities
(a) American Depositary Receipt

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS
                                                                                                                         amount

      Investments in Securities at Value (identified cost $2,527,142) [NOTE 1]                                      $ 2,584,695
      Cash                                                                                                               29,858
      Receivables:
         Interest                                                                                                           524
         Dividends                                                                                                          143
         Fund Shares Sold                                                                                                39,009
         Investments Sold                                                                                                31,162
         Due from Advisor                                                                                                 5,639
         Commissions Receivable from Advisor                                                                                216
      Other                                                                                                               2,972
                                                                                                               -----------------

      Total Assets                                                                                                   $2,694,218
                                                                                                               =================

LIABILITIES
                                                                                                                         amount

      Payable for Investments Purchased                                                                               $ 156,026
      Accrued Expenses                                                                                                    8,861
                                                                                                               -----------------

      Total Liabilities                                                                                               $ 164,887
                                                                                                               =================

NET ASSETS
                                                                                                                         amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 281,399 shares outstanding)      $ 2,115,344
        Net Asset Value and Redemption price Per Class A Share ($2,115,344 / 281,399 shares)                             $ 7.52
        Offering Price Per Share ($7.52 / 0.945)                                                                         $ 7.95
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 55,381 shares outstanding)         $ 413,987
        Net Asset Value and Offering Price Per Class B Share ($413,987 / 55,381 shares)                                  $ 7.48
        Maximum Redemption Price Per Class B Share ($7.48 x 0.95)                                                        $ 7.10

      Net Assets                                                                                                     $2,529,331
                                                                                                               =================

SOURCES OF NET ASSETS
                                                                                                                         amount

      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                             $ 2,694,427
        Accumulated Net Investment Loss                                                                                 (10,308)
        Accumulated Net Realized Loss on Investments                                                                   (212,341)
        Net Unrealized Appreciation in Value of Investments                                                              57,553
                                                                                                               -----------------

      Net Assets                                                                                                     $2,529,331
                                                                                                               =================
The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [27]

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001  (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                   $ 3,732
      Dividends                                                                                      721
                                                                                         ----------------

      Total Investment Income                                                                      4,453
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            7,199
      Custodian Fees                                                                              11,098
      Transfer Agent Fees (Class A =$5,504, Class B = $1,488)                                      6,992
      Accounting Fees                                                                              6,397
      Registration Fees                                                                            3,066
      12b-1 Fess (Class A =$1,714, Class B =$403) [NOTE 3]                                         2,117
      Administration Fees                                                                          2,380
      Auditing Fees                                                                                  645
      Service Fees (Class B) [NOTE 3]                                                              1,210
      Legal Expense                                                                                  223
      Printing Expense                                                                               205
      Insurance Expense                                                                              149
      Miscellaneous Expense                                                                        2,446
                                                                                         ----------------

      Total Expenses                                                                              44,127

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (29,366)
                                                                                         ----------------

      Total Net Expenses                                                                          14,761
                                                                                         ----------------

      Net Investment Loss                                                                        (10,308)
                                                                                         ----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments                                                          (168,596)
      Change in Unrealized Appreciation of Investments                                            86,118
                                                                                         ----------------
      Net Realized and Unrealized Gain (Loss) on Investments                                     (82,478)
                                                                                         ----------------

      Decrease in Net Assets Resulting from Operations                                         $ (92,786)
                                                                                         ================

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [28]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
                                                                         six months        period ended
                                                                         ended 6/30/01       12/31/00
                                                                         (Unaudited)

      Operations:
      Net Investment Loss                                                    $ (10,308)            $ (392)
      Net Change in Unrealized Appreciation (Depreciation) of Investments       86,118            (28,565)
      Net Realized Loss on Investments                                        (168,596)           (43,745)
                                                                                         -----------------
                                                                       ----------------
      Decrease in Net Assets (resulting from operations)                       (92,786)           (72,702)
                                                                       ----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                             1,668,239            817,694
         Class B                                                               210,801            251,508
      Cost of Shares Redeemed:
         Class A                                                              (194,173)           (24,834)
         Class B                                                               (28,366)            (6,050)
                                                                       ----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)     1,656,501          1,038,318
                                                                       ----------------  -----------------

      Total Increase in Net Assets                                           1,563,715            965,616

      Net Assets:
      Beginning of Period                                                      965,616                  -
                                                                       ----------------  -----------------
      End of Period  (Including undistributed net investment loss
         of $10,308 and $0, respectively)                                  $ 2,529,331          $ 965,616
                                                                       ================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                               225,100             88,394
         Class B                                                                29,479             30,381
      Shares Redeemed:
         Class A                                                               (29,600)            (2,494)
         Class B                                                                (3,874)              (605)
                                                                       ----------------  -----------------
      Net Increase in Number of Shares Outstanding                             221,105            115,676
                                                                       ================  =================


*Commencement of operations was October 4, 2000.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [29]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES
                                                             six months
                                                               ended           period
                                                              6/30/01           ended
                                                            (unaudited)       12/31/00   (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                      $ 8.35         $ 10.00
                                                            -------------    ------------

      Income from Investment Operations:
         Net Investment Loss                                       (0.04)              -
         Net Realized and Unrealized Loss on Investments           (0.79)          (1.65)
                                                            -------------    ------------
         Total from Investment Operations                          (0.83)          (1.65)
                                                            -------------    ------------

      Less Distributions:
         Dividends from Realized Gains                                 -               -
         Dividends from Net Investment Income                          -               -
                                                            -------------    ------------
         Total Distributions                                           -               -
                                                            -------------    ------------

      Net Asset Value at End of Period                            $ 7.52          $ 8.35
                                                            =============    ============

      Total Return (A) (D)                                         (9.94)%        (16.50)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                        $ 2,115           $ 717

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor               3.82% (C)      10.20% (C)
         After Reimbursement of Expenses by Advisor                1.60% (C)       1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor             (3.30)%(C)       (8.91)%(C)
         After Reimbursement of Expenses by Advisor              (1.07)%(C)       (0.31)%(C)

      Portfolio Turnover                                          60.72%          19.00%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [30]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES
                                                               six months
                                                                  ended           period
                                                                 6/30/01           ended
                                                               (unaudited)       12/31/00   (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                        $ 8.34          $ 10.00
                                                               ------------     ------------

      Income from Investment Operations:
         Net Investment Loss                                         (0.07)               -
         Net Realized and Unrealized Loss on Investments             (0.79)           (1.66)
                                                               ------------     ------------
         Total from Investment Operations                            (0.86)           (1.66)
                                                               ------------     ------------

      Less Distributions:
         Dividends from Realized Gains                                   -                -
         Dividends from Net Investment Income                            -                -
                                                               ------------     ------------
         Total Distributions                                             -                -
                                                               ------------     ------------

      Net Asset Value at End of Period                              $ 7.48           $ 8.34
                                                               ============     ============

      Total Return (A) (D)                                          (10.31)%         (16.60)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                            $ 414            $ 248

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                 4.57% (C)       10.95% (C)
         After Reimbursement of Expenses by Advisor                  2.35% (C)        2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor               (4.05)%(C)        (9.66)%(C)
         After Reimbursement of Expenses by Advisor                (1.82)%(C)        (1.06)%(C)

      Portfolio Turnover                                            60.72%           19.00%


(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For The Period October 6, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

The accompanying notes are an integral part of these financial statements.
                        Timothy Plan Aggressive Growth Fund [31]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 89.85%
 Number of shares                                                                       market value

                BEVERAGES - 2.31%
        2,825   PepsiCo, Inc.                                                              $ 124,865
                                                                                        ------------------

                BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 7.91%
        3,925   Amgen, Inc. *                                                                238,169
        4,000   MedImmune, Inc. *                                                            188,800
                                                                                        ------------------
                                                                                             426,969
                                                                                        ------------------
                COMPUTER COMMUNICATIONS EQUIPMENT - 1.07%
        1,850   Juniper Networks, Inc. *                                                      57,535
                                                                                        ------------------

                ELECTRONIC SERVICES - 1.96%
        2,800   Calpine Corp. *                                                              105,840
                                                                                        ------------------

                ELECTRONIC CONNECTORS - 3.80%
        5,625   Molex, Inc.                                                                  205,481

                FIRE, MARINE & CASUALTY INSURANCE - 4.96%
        3,150   American International Group, Inc.                                           267,781
                                                                                        ------------------

                GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 4.06%
        4,025   Tyco International Ltd.                                                      219,403
                                                                                        ------------------

                PHARMACEUTICAL PREPARATIONS - 10.17%
        4,000   Forest Laboratories, Inc. *                                                  284,000
        4,150   Merck & Co. , Inc.                                                           265,227
                                                                                        ------------------
                                                                                             549,227
                                                                                        ------------------
                PRINTED CIRCUIT BOARDS - 2.17%
        6,400   Solectron Corp. *                                                            117,120
                                                                                        ------------------

                RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.30%
        3,175   Nokia Corp. (a)                                                               70,453
                                                                                        ------------------

                RETAIL-DRUG STORES & PROPRIETARY STORES - 3.80%
        5,950   Walgreen Co.                                                                 205,037
                                                                                        ------------------

                RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 4.77%
        5,450   Home Depot, Inc.                                                             257,458
                                                                                        ------------------

                RETAIL-VARIETY STORES - 3.80%
        4,200   Wal-Mart Stores, Inc.                                                        204,960
                                                                                        ------------------

                SEMICONDUCTORS AND RELATED DEVICES - 5.77%
        6,525   Broadcom Corp. - Class A *                                                   279,009
        2,550   JDS Uniphase Corp. *                                                          32,512
                                                                                        ------------------
                                                                                             311,521
                                                                                        ------------------



                The accompanying notes are an integral part of these fiancial statements.

                      Timothy Plan Large Mid/Cap Growth Fund [32]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 89.85% (Cont.)
  Number of shares                                                                      market value

           SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 4.37%
        4,750   Automatic Data Processing, Inc.                                            $  236,075
                                                                                        ------------------

                SERVICES-COMPUTER PROGRAMMING SERVICES - 3.54%
        3,550   Amdocs Ltd. *                                                                 191,167
                                                                                        ------------------

                SERVICES-ENGINEERING ACCOUNTING RESEARCH, MANAGEMENT -  2.53%
        3,425   Paychex, Inc.                                                                 137,000
                                                                                        ------------------

                SERVICES-PREPACKAGED SOFTWARE - 5.38%
        4,200   Check Point Software Technologies Ltd. *                                      212,394
        1,675   Siebel Systems, Inc. *                                                         78,558
                                                                                        ------------------
                                                                                              290,952
                                                                                        ------------------
                STATE COMMERCIAL BANKS - 3.71%
        4,050   State Street Corp.                                                            200,435
                                                                                        ------------------

                SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 6.89%
        5,000   Guidant Corp. *                                                               180,000
        3,500   Stryker Corp.                                                                 191,975
                                                                                        ------------------
                                                                                              371,975
                                                                                        ------------------
                TELEPHONE & TELEGRAPH APPARATUS - 1.14%
        1,625   Ciena Corp. *                                                                  61,750
                                                                                        ------------------

                WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 4.44%
        3,475   Cardinal Health, Inc.                                                         239,775
                                                                                        ------------------

                Total Common Stocks  (cost $5,470,986)                                      4,852,779
                                                                                        ------------------

SHORT-TERM INVESTMENTS - 6.68%


      360,764   Firstar Bank Treasury Fund (cost $360,764)                                    360,764
                                                                                         ------------------

                TOTAL INVESTMENTS - 96.53% (identified cost $5,851,750)                     5,213,543

                OTHER ASSETS IN EXCESS OF LIABILITIES - 3.47%                                 187,609
                                                                                          ------------------

                NET ASSETS - 100.00%                                                       $ 5,401,152
                                                                                          ==================

*Non-income producing securities
(a) American Depositary Receipt


                The accompanying notes are an integral part of these financial statements.

                          Timothy Plan Large/Mid-Cap Growth [33]

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)
ASSETS
                                                                                       amount

      Investments in Securities at Value (identified cost  $5,831,750 ) [NOTE 1]  $ 5,213,543
      Cash                                                                            103,389
      Receivables:
         Interest                                                                         730
         Dividends                                                                      2,491
         Fund Shares Sold                                                             195,053
         Fund Shares Commisions                                                         8,373
         Due from Advisor                                                               3,891
      Prepaid Insurance                                                                   321
      Prepaid Reg & Filing Fees                                                         4,026
      Other Receivables                                                                   169
                                                                                -------------------

      Total Assets                                                                $ 5,531,986
                                                                                ===================

LIABILITIES
                                                                                       amount

      Payable for Investments Purchased                                            $  113,830
      Accrued Expenses                                                                 17,003
                                                                                -------------------
      Total Liabilities                                                            $  130,833
                                                                                ===================
ET ASSETS                                                                              amount

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 642,860 shares outstanding)          $ 4,800,798
        Net Asset Value and Redemption Price Per Class A Share ($4,800,798 /642,860 shares)                                  $ 7.47
        Offering Price Per Share ($7.47/ 0.945)                                                                              $ 7.90
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 80,739 shares outstanding)             $ 600,355
        Net Asset Value and Offering Price Per Class B Share ($600,355 /80,739 shares)                                       $ 7.44
        Maximum  Redemption Price Per Class B Share ($7.44 x 0.95 )                                                          $ 7.06

      Net Assets                                                                                                        $ 5,401,153
                                                                                                                  ==================

SOURCES OF NET ASSETS
                                                                                                                              amount

      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                                 $ 6,234,261
        Accumulated Undistributed Net Investment Loss                                                                       (18,608)
        Accumulated Net Realized Loss on Investments                                                                       (196,293)
        Net Unrealized Depreciation in Value of Investments                                                                (618,207)
                                                                                                                 -------------------

      Net Assets                                                                                                        $ 5,401,153
                                                                                                                 ===================


        The accompanying notes are an integral part of these fianancial statements.

                   Timothy Plan Large/Mid-Cap Growth Fund [34]

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
                                                                                                  amount

      Interest                                                                                   $ 4,712
      Dividends                                                                                    6,185
                                                                                         ----------------
      Total Investment Income                                                                     10,897
                                                                                         ----------------
EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                           14,661
      Transfer Agent Fees (Class A = $8,479 , Class B = $1,608 )                                  10,087
      Administration Fees                                                                          2,856
      12b-1 Fess (Class A = $3,676, Class B = $1,908) [NOTE 3]                                     5,584
      Accounting Fees                                                                             10,057
      Registration Fees                                                                            3,471
      Custodian Fees                                                                               2,440
      Printing Expense                                                                               439
      Auditing Fees                                                                                1,190
      Insurance Expense                                                                              305
      Legal Expense                                                                                1,190
      Service Fees (Class B) [NOTE 3]                                                                636
      Miscellaneous Expense                                                                          270
                                                                                         ----------------

      Total Expenses                                                                              53,186

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (23,681)
                                                                                         ----------------

      Total Net Expenses                                                                          29,505
                                                                                         ----------------

      Net Investment Loss                                                                        (18,608)
                                                                                         ----------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                                  amount

      Net Realized Loss on Investments                                                          (194,530)
      Change in Unrealized Depreciation of Investments                                          (554,982)
                                                                                         ----------------
      Net Realized and Unrealized Loss on Investments                                           (749,512)
                                                                                         ----------------
      Decrease in Net Assets Resulting from Operations                                        $ (768,120)
                                                                                         ================


      The accompanying notes are an integral part of these financial statements.

               Timothy Plan Large/Mid-Cap Growth Fund [35]


STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                                six months        period ended
                                                                                ended 6/30/01         12/31/01
                                                                                (Unaudited)

      Operations:
      Net Investment Loss                                                           $ (18,608)            $ (284)
      Net Change in Unrealized Depreciation of Investments                           (194,530)           (63,225)
      Net Realized Loss on Investments                                               (554,982)            (1,763)
                                                                                -----------------  -----------------
      Decrease in Net Assets (resulting from operations)                             (768,120)           (65,272)
                                                                                -----------------  -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                                    4,055,909          1,607,594
         Class B                                                                      317,908            449,147
      Cost of Shares Redeemed:
         Class A                                                                     (153,055)              (962)
         Class B                                                                      (41,996)                 -
                                                                                -----------------  -----------------
      Increase in Net Assets (resulting from capital share transactions)            4,178,766          2,055,779
                                                                                -----------------  -----------------

      Total Increase  in Net Assets                                                 3,410,646          1,990,507

      Net Assets:
      Beginning of Period (including undistributed investment income                1,990,507                  -
           of $(18,608) and $0, respectively)                                   -----------------  -----------------
      End of Period                                                               $ 5,401,153        $ 1,990,507
                                                                                =================  =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                      497,706            164,182
         Class B                                                                       38,644             47,107
      Shares Redeemed:
         Class A                                                                      (18,931)               (97)
         Class B                                                                       (5,012)                 -
                                                                                -----------------  -----------------

      Net Increase in Number of Shares Outstanding                                    512,407            211,192
                                                                                =================  =================

      (A) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.


      The accompanying notes are an integral part of these financial statements.

             Timothy Plan Large/Mid-Cap Growth Fund [36]



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
                                                                                six months           period
                                                                                ended 6/30/01         ended
                                                                                (Unaudited)         12/31/00 (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                    $  9.43               $ 10.00
                                                                                -----------------   ----------------

      Income from Investment Operations:
         Net Investment Loss                                                      (0.04)                    -
         Net Realized and Unrealized Loss on Investments                          (1.92)                (0.57)
                                                                                -----------------   ----------------
         Total from Investment Operations                                         (1.96)                (0.57)
                                                                                -----------------   ----------------

      Net Asset Value at End of Period                                          $  7.47                $ 9.43
                                                                                =================   ================

      Total Return (A)(D)                                                        (20.78)%               (5.69)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                       $ 4,801                $ 1,547

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                               2.97% (C)              5.55% (C)
         After Reimbursement of Expenses by Advisor                                1.60% (C)              1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                              (2.24)(C)               (3.98)(C)
         After Reimbursement of Expenses by Advisor                               (0.97)(C)               (0.03)(C)

      Portfolio Turnover                                                           6.79%                   4.46%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

        The accompanying notes are an integral part of these financial statements.

                 Timothy Plan Large/Mid-Cap Growth Fund [37]



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
                                                                                six months            period
                                                                                ended 6/30/01          ended
                                                                                (Unaudited)          12/31/00     (B)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                      $ 9.41             $ 10.00
                                                                                ----------------    ----------------

      Income from Investment Operations:
         Net Investment Loss                                                       (0.07)              (0.01)
         Net Realized and Unrealized Loss on Investments                           (1.90)              (0.58)
                                                                                ----------------    ----------------
         Total from Investment Operations                                          (1.97)              (0.59)
                                                                                ----------------    ----------------

      Net Asset Value at End of Period                                            $ 7.44              $ 9.41
                                                                                ================    ================

      Total Return (A)(D)                                                         (20.94)%             (5.89)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                          $ 600               $ 444

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                3.72% (C)           6.30% (C)
         After Reimbursement of Expenses by Advisor                                 2.35% (C)           2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                (3.09)(C)           (4.73)(C)
         After Reimbursement of Expenses by Advisor                                 (1.72)(C)           (0.78)(C)

      Portfolio Turnover                                                             6.79%               4.46%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.



      The accompany notes are an integral part of these financial statements.

           Timothy Plan Large/Mid-Cap Growth Fund [38]

SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

COMMON STOCKS - 98.82%
number of shares                                                                    market value
      164,246  Timothy Aggressive Growth Fund                                     $    1,235,133
      291,544  Timothy Large/Mid-Cap Growth Fund                                       2,177,839
      133,996  Timothy Large/Mid-Cap Value Fund                                        1,510,131
       89,468  Timothy Small Cap Value Fund                                            1,219,455
                                                                                 ----------------

                                  TOTAL  COMMON STOCK (Cost $6,309,963)                6,142,558


SHORT TERM INVESTMENTS - 3.67%
number of shares
                                                                                    market value

      227,932        Firstar Bank Treasury Fund (cost $227,932)                        $ 227,932
                                                                                ----------------

                     TOTAL INVESTMENTS - 102.49% (identified cost $6,537,895)          6,370,490

                     OTHER ASSETS AND LIABILITIES - (2.49)%                             (154,647)
                                                                                ----------------

                                  NET ASSETS - 100.00%                               $ 6,215,843
                                                                                ================




                     The accompanying notes are an integral part of the these financial statements.

                           Timothy Plan Strategic Growth Fund [39]


STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS


      Investments in Securities at Value (identified cost 6,537,895 ) [NOTE 1]                                 $ 6,370,490
      Receivables:
         Fund Shares Sold                                                                                           35,984
         Prepaid Registration & Filing Fees                                                                          3,930
         Accrued Interest                                                                                              353
         Commission Receivable due from Advisor                                                                      4,849

      Total Assets                                                                                             $ 6,415,606
                                                                                                         ==================

LIABILITIES

      Payable for Investments Purchased                                                                          $ 130,000
      Payable to Custodian                                                                                          56,621
      Accrued Expenses                                                                                              13,142
                                                                                                         ------------------
      Total Liabilities                                                                                          $ 199,763
                                                                                                         ==================

NET ASSETS

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; shares outstanding)         $ 2,140,325
        Net Asset Value and Redemption Price Per Class A Share ($2,140,325 / 242,653 shares)                        $ 8.82
        Offering Price Per Share ($8.82 /0.945)                                                                     $ 9.33
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;  shares outstanding)        $ 4,075,518
        Net Asset Value and Offering Price Per Class B Share ($4,075,518/ 464,090 shares)                           $ 8.78
        Maximum Redemption Price Per Class B Share ($8.78 x 0.95)                                                   $ 8.34

      Net Assets                                                                                               $ 6,215,843
                                                                                                        ==================

SOURCES OF NET ASSETS


      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                        $ 6,411,401
        Accumulated Undistributed Net Investment Loss                                                              (45,861)
        Net Accumulated Realized Gain on Investments                                                                17,708
        Net Unrealized Depreciation in Value of Investments                                                       (167,405)
                                                                                                         ------------------

      Net Assets                                                                                               $ 6,215,843
                                                                                                          ==================



         The accompanying notes are an integral part of these financial statements.

              Timothy Plan Strategic Growth Fund [40]


STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001  (Unaudited)

INVESTMENT INCOME                                                                        amount

      Interest                                                                    $       1,521
                                                                                ----------------
      Total Investment Income                                                             1,521
                                                                                ----------------

EXPENSES

      Investment Advisory Fees [NOTE 3]                                                  17,399
      Accounting Fees                                                                     6,843
      Transfer Agent Fees (Class A = $2,529, Class B = $4,463)                            8,777
      12b-1 Fess (Class A = $1,547, Class B = $8,410)  [NOTE 3]                           9,957
      Custodian Fees                                                                      2,083
      Administration Fees                                                                 2,529
      Auditing Fees                                                                       1,141
      Service Fees (Class B ) [NOTE 3]                                                    2,803
      Registrations Expense                                                               6,446
      Legan Expense                                                                       1,250
      Pricing Fees                                                                          208
      Insurance Expense                                                                     242
      Printing Expense                                                                      407
      Miscellaneous Expense                                                                 131
                                                                                ----------------

      Total Expenses                                                                     60,216

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                (12,834)
                                                                                ----------------

      Total Net Expenses                                                                 47,382
                                                                                ----------------
      Net Investment Loss                                                               (45,861)
                                                                                ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS


      Net Realized Loss on Investments                                                     (630)
      Change in Unrealized Depreciation of Investments                                 (131,024)
                                                                                ----------------
      Net Realized and Unrealized Loss on Investments                                  (131,654)
                                                                                ----------------

      Decrease in Net Assets Resulting from Operations                                $ (177,515)
                                                                                ================

      The accompanying notes are an integral part of these financial statements.

                Timothy Plan Strategic Growth Fund [41]

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS
                                                                                 six months          period ended
                                                                                 ended 6/30/01       12/31/00     (A)
                                                                                 Unaudited)

      Operations:
      Net Investment Loss                                                              $ (45,861)            $ (1,845)
      Net Change in Unrealized Depreciation of Investments                              (131,024)             (36,381)
      Capital Gain Distributions from Other Investment Companies                               0               19,973
      Net Realized Gain on Investments                                                      (630)                 209
                                                                                -----------------    -----------------
      Decrease in Net Assets (resulting from operations)                                (177,515)             (18,044)
                                                                                -----------------    -----------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                                       1,762,936              455,732
         Class B                                                                       3,300,232              922,774
      Dividends Reinvested:
         Class A                                                                               -                 (962)
         Class B                                                                               -                    -
      Cost of Shares Redeemed:
         Class A                                                                         (16,192)                   -
         Class B                                                                         (14,080)                   -
                                                                                -----------------    -----------------
      Increase in Net Assets (resulting from capital share transactions)               5,032,896            1,377,544
                                                                                -----------------    -----------------

      Total Increase in Net Assets                                                     4,855,381            1,359,500
                                                                                =================    =================

      Net Assets:
      Beginning of period                                                              1,360,462                    -
                                                                                -----------------    -----------------
      End of period (including undistributed investment loss
          of $45,861 and $0, respectively)                                           $ 6,215,843          $ 1,359,500
                                                                                =================    =================

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A                                                                         196,988               47,462
         Class B                                                                         371,573               94,129

      Shares Redeemed:
         Class A                                                                          (1,797)                   -
         Class B                                                                          (1,611)                   -
                                                                                -----------------    -----------------
      Net Increase in Number of Shares Outstanding                                       565,153              141,591
                                                                                =================    =================

      (A) For the period October 5, 2000 (Commencement of Operations) to
December 31, 2000.


       The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Strategic Growth Fund [42]



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
                                                                                  six months           period
                                                                                       ended            ended
                                                                                     6/30/01          12/31/00 (D)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                          $ 9.61           $ 10.00
                                                                                --------------   ---------------
       Income from Investment Operations:
         Net Investment Loss                                                           (0.10)            (0.01)
         Net Realized and Unrealized Loss on Investments                               (0.69)            (0.38)
                                                                                --------------   ---------------
         Total from Investment Operations                                              (0.79)            (0.39)
                                                                                --------------   ---------------

      Net Asset Value at End of Period                                                $ 8.82            $ 9.61
                                                                                ==============   ===============

      Total Return (A) (B)                                                             (8.22)%           (3.90)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                            $ 2,140             $ 456

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                    3.27% (C)         6.80% (C)
         After Reimbursement of Expenses by Advisor                                     1.25% (C)         1.25% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                   (3.19) (C)         (6.22) (C)
         After Reimbursement of Expenses by Advisor                                    (1.17) (C)         (0.67) (C)

      Portfolio Turnover                                                                0.27%             0.30%



(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of
Less Than A Full Year, The Total Return is Not Annualized. (C) Annualized (D)
For the Period October 5, 2000 (commencement of operations) to December 31,
2000.


     The accompanying notes are an integral part of these financial statements.

          Timothy Plan Strategic Growth Fund [43]


FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
                                                                                  Six months         period
                                                                                       ended            ended
                                                                                    06/30/01         12/31/00    (D)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                          $ 9.61          $ 10.00
                                                                                --------------   --------------

      Income from Investment Operations:
         Net Investment Loss                                                          (0.13)           (0.03)
         Net Realized and Unrealized Loss on Investments                              (0.70)           (0.36)
                                                                                --------------   --------------
         Total from Investment Operations                                             (0.83)           (0.39)
                                                                                --------------   --------------

      Net Asset Value at End of Period                                               $ 8.78           $ 9.61
                                                                                ==============   ==============

      Total Return (A) (B)                                                            (8.64)%          (3.90)%

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                           $ 4,076            $ 904

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                   4.02% (C)        7.55% (C)
         After Reimbursement of Expenses by Advisor                                    2.00% (C)        2.00% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                  (3.94) (C)        (6.97) (C)
         After Reimbursement of Expenses by Advisor                                   (1.92) (C)        (1.42) (C)

      Portfolio Turnover                                                               0.27%            0.30%



(A) Total Return Calculation Does Not Reflect Redemption Fee. (B) For Periods Of
Less Than A Full Year, The Total Return is Not Annualized (C) Annualzied (D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

          Timothy Plan Strategic Growth Fund [44]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

Common Stocks - 96.12%


      127,129     Timothy Fixed Income Fund                                                $ 1,235,693
      113,758     Timothy Large/Mid-Cap Growth Fund                                            849,773
      111,128     Timothy Large/Mid-Cap Value Fund                                           1,252,412
       62,685     Timothy Small Cap Value Fund                                                 854,400
                                                                                      -----------------

                  Total Common Stocks (cost $4,188,619)                                    $ 4,192,278
                                                                                      -----------------

Short Term Investments - 1.21%


       52,646     Firstar Bank Treasury Fund (cost $52,646)                                   $ 52,646
                                                                                      -----------------

                  TOTAL INVESTMENTS - 97.33% (identified cost $4,241,265)                    4,244,924

                  OTHER ASSETS AND LIABILITIES, NET - 2.67%                                    115,610
                                                                                      -----------------

                  NET ASSETS - 100.00%                                                     $ 4,360,534
                                                                                      =================


                  The accompanying notes are an integral part of these financial statements.

                              Timothy Plan Conservative Growth Fund [45]


STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS                                                                                                                       amount


      Investments in Securities at Value (identified cost $4,241,265) [NOTE 1]                                          $ 4,244,924
      Cash                                                                                                                   39,188
      Receivables:
         Dividends                                                                                                           11,564
         Interest                                                                                                               245
         Commission Receivable due from Advisor                                                                                  80
         Fund shares sold                                                                                                   117,144
         Other                                                                                                                4,220
                                                                                                                -------------------

      Total Assets                                                                                                      $ 4,417,365
                                                                                                                ===================

LIABILITIES
                                                                                                                             amount
      Payable for Investments Purchased                                                                                    $ 40,000
      Due from Advisor                                                                                                        5,255
      Payable for Fund Shares Redeemed                                                                                        5,911
      Accrued Expenses                                                                                                        5,665
                                                                                                                 -------------------
      Total Liabilities                                                                                                    $ 56,831
                                                                                                                 ===================

NET ASSETS
                                                                                                                             amount
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 246,636 shares outstanding)          $ 2,340,677
        Net Asset Value and Redemption price Per Class A Share ($2,340,677 /246,636 shares)                                  $ 9.49
        Offering Price Per Share ($9.49 /0.945)                                                                             $ 10.04
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 214,075 shares outstanding)          $ 2,019,857
        Net Asset Value and Offering Price Per Class B Share ($2,019,857 / 214,075 shares)                                   $ 9.44
        Maximum Redemption Price Per Share ($9.44 x 0.95)                                                                    $ 8.96

      Net Assets                                                                                                        $ 4,360,534
                                                                                                                    ================

SOURCES OF NET ASSETS
                                                                                                                             amount

      At June 31, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                                 $ 4,406,257
        Undistributed Net Investment Income                                                                                  (8,221)
        Accumulated Net Realized Gain on Investments                                                                        (41,161)
        Net Unrealized Depreciation in Value of Investments                                                                   3,659
                                                                                                                     ---------------

      Net Assets                                                                                                        $ 4,360,534
                                                                                                                    ================
        The accompanying notes are an integral part of these financial statements.

               Timothy Plan Conservative Growth Fund [46]


STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
                                                                                               amount

      Interest                                                                                $ 1,284
      Dividends                                                                                15,928
                                                                                      ----------------
      Total Investment Income                                                                  17,212
                                                                                      ----------------

EXPENSES
                                                                                               amount

      Investment Advisory Fees [NOTE 3]                                                         9,646
      Transfer Agent Fees (Class A =$3,273, Class B =$4,046)                                    7,319
      Administration Fees                                                                       2,231
      12b-1 Fess (Class A =$1,193, Class B =$4,037) [NOTE 3]                                    5,230
      Accounting Fees                                                                           6,516
      Custodian Fees                                                                            2,273
      Auditing Fees                                                                               645
      Servicing Fees (Class B) [NOTE 3]                                                         1,346
      Insurance Expense                                                                           126
      Legal Expense                                                                               337
      Registration Expense                                                                      4,860
      Printing Expense                                                                            172
      Miscellaneous Expense                                                                       423
                                                                                      ----------------

      Total Expenses                                                                           41,124

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                      (14,850)
                                                                                      ----------------

      Total Net Expenses                                                                       26,274
                                                                                      ----------------

      Net Investment Income                                                                    (9,062)
                                                                                      ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                               amount

      Net Realized Gain on Investments                                                        (50,032)
      Capital Gain Distributions from Other Investment Companies                                    -
      Change in Unrealized Depreciation of Investments                                          6,835
                                                                                      ----------------
                                                                                      ----------------
      Net Realized and Unrealized Gain on Investments                                         (43,197)
                                                                                      ----------------

      Increase in Net Assets Resulting from Operations                                      $ (52,259)
                                                                                      ================


       The accompanying notes are an integral part of these financial statements.

             Timothy Plan Conservative Growth Fund [47]


STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS
                                                                                  six months      period ended
                                                                                 ended 6/30/01      12/31/00
                                                                                  (Unaudited)

      Operations:
      Net Investment Income  (Loss)                                                 $ (9,062)           $ 841
      Net Change in Unrealized Depreciation of Investments                             6,835           (3,176)
      Capital Gain Distributions From Other Investment Companies                           -            8,784
      Net Realized Gain on Investments                                               (50,032)              87
                                                                                 ---------------  ---------------
      Increase in Net Assets (resulting from operations)                             (52,259)           6,536
                                                                                 ---------------  ---------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A                                                                    2,093,203          292,033
         Class B                                                                    1,571,848          479,389
      Cost of Shares Redeemed:
         Class A                                                                      (17,375)               -
         Class B                                                                      (12,841)               -

                                                                                 ---------------  ---------------
      Increase in Net Assets (resulting from capital share transactions)            3,634,835          771,422
                                                                                 ---------------  ---------------

      Total Increase in Net Assets                                                  3,582,576          777,958

      Net Assets:
      Beginning of Period                                                             777,958                -
                                                                                 ---------------  ---------------
      End of Period (including undistributed investment loss
          of $8,221 and $0, respectively)                                         $ 4,360,534        $ 777,958
                                                                                 ===============  ===============

      Shares of Capital Stock of the Fund Sold:
      Shares Sold:
         Class A                                                                      218,676           29,782
         Class B                                                                      167,131           48,287
      Cost of Shares Redeemed:
         Class A                                                                       (1,822)               -
         Class B                                                                       (1,343)               -
                                                                                 ---------------  ---------------
      Net Increase in Number of Shares Outstanding                                    382,642           78,069
                                                                                 ===============  ===============

* Commencement of operations was October 5, 2000.

      The accompanying notes are an integral part of these financial statements.

            Timothy Plan Conservative Growth Fund [48]


FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
                                                                                six months              period
                                                                                ended 6/30/01            ended
                                                                                (Unaudited)           12/31/00 (D)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                           $ 9.98          $ 10.00
                                                                                --------------   --------------

      Income from Investment Operations:
         Net Investment Income (Loss)                                                    0.01             0.02
         Net Realized and Unrealized Loss on Investments                                (0.50)           (0.04)
                                                                                --------------   --------------
         Total from Investment Operations                                               (0.49)           (0.02)
                                                                                --------------   --------------

      Net Asset Value at End of Period                                                 $ 9.49           $ 9.98
                                                                                ==============   ==============

      Total Return (A) (B)                                                              (4.91)%          (0.20)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                                              $ 2,341            $ 297

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                     2.79% (C)        9.91% (C)
         After Reimbursement of Expenses by Advisor                                      1.20% (C)        1.20% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                                    (0.96) (C)       (7.41) (C)
         After Reimbursement of Expenses by Advisor                                      0.63% (C)        1.30% (C)

      Portfolio Turnover                                                                (8.85)%           0.56%



(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of
Less Than A Full Year, The Total Return Is Not Annualized. (C) Annualized (D)
For the period October 5, 2000 (Commencement of Operations) to December 31,
2000.

          The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [49]



FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
                                                                                six months         period
                                                                                   6/30/01          ended
                                                                                (Unaudited)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period                                         $ 9.96          $ 10.00
                                                                                --------------  ---------------

     Income from Investment Operations:
        Net Investment Income (Loss)                                                (0.02)               -
        Net Realized and Unrealized Loss on Investments                             (0.50)           (0.04)
                                                                                --------------  ---------------
        Total from Investment Operations                                            (0.52)           (0.04)
                                                                                --------------  ---------------

     Net Asset Value at End of Period                                              $ 9.44           $ 9.96
                                                                                ==============  ===============

     Total Return (A) (B)                                                          (5.22)%          (0.40)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)                                         $ 2,020            $ 481

     Ratio of Expenses to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                                 3.54% (C)       10.66% (C)
        After Reimbursement of Expenses by Advisor                                  1.95% (C)        1.95% (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
        Before Reimbursement of Expenses by Advisor                                (1.71)(C)        (8.16) (C)
        After Reimbursement of Expenses by Advisor                                 (0.12)(C)         0.55% (C)

     Portfolio Turnover                                                            (8.85)%           0.56%



(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of
Less Than A Full Year, The Total Return Is Not Annualized. (C) Annualized (D)
For the period October 5, 2000 (Commencement of Operations) to December 31,
2000.


      The accompanying notes are an integral part of these financial statements.

            Timothy Plan Conservative Growth Fund [50]


SCHEDULE OF INVESTMENTS
As of June 30, 2001 (Unaudited)

SHORT TERM INVESTMENTS - 98.71%


                Government Agencies - 76.79%
    100,000     Federal Agricultural Mortgage, 4.00%, 08/01/2001                                $ 99,655
    100,000     Federal Farm Credit, 3.75%, 09/05/2001                                            99,313
    100,000     Federal Home Loan Bank, 5.00%, 07/11/2001                                         99,862
    100,000     Federal Home Loan Bank, 4.53%, 07/17/2001                                         99,788
    200,000     Federal Home Loan Bank, 4.02%, 07/20/2001                                        199,575
    100,000     Federal Home Loan Bank, 4.84%, 08/03/2001                                         99,556
    100,000     Federal Home Loan Bank, 3.58%, 08/17/2001                                         99,533
    100,000     Federal Home Loan Bank, 3.61%, 08/29/2001                                         99,408
    100,000     Federal Home Loan Bank, 4.41%, 09/07/2001                                         99,167
    100,000     Federal Home Loan Bank, 4.25%, 09/14/2001                                         99,115
    100,000     Federal Home Loan Bank, 4.17%, 09/21/2001                                         99,050
    100,000     Freddie Mac, 3.58%, 08/17/2001                                                    99,594
                                                                                       ------------------
                                                                                               1,293,616
                                                                                       ------------------
                Certificates of Deposit - 13.67%
    85,000      Beal Bank, 4.00%, 12/27/2001                                                      85,000
    85,000      Hudson United Bank, 4.10%, 10/01/2001                                             85,000
    60,000      MBNA America Bank, 6.25%, 09/17/2001                                              60,235
                                                                                       ------------------
                                                                                                 230,235
                                                                                       ------------------
                Money Market Instruments - 8.25%
    138,993     Firstar Treasury Fund, 3.04% 07/01/2001 (a)                                      138,993
                                                                                       ------------------
                TOTAL INVESTMENTS - 98.71% (identified cost $1,662,844)                        1,662,844
                                                                                       ------------------
                OTHER ASSETS AND LIABILITIES, NET - 1.29%                                         21,750
                                                                                       ------------------
                NET ASSETS - 100.00%                                                         $ 1,684,594
                                                                                       ==================


(a) Variable rate security; the rate shown represents the rate at June 30, 2001.


                The accompanying notes are an integral part of these financial statements.

                       Timothy Plan Money Market Fund [51]


STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS
                                                                                                                             amount
      Investments in Securities at Value (identified cost $1,662,844) [NOTE 1]                                          $ 1,662,844
      Cash                                                                                                                  164,809
      Receivables:
         Interest                                                                                                             2,159
         Fund Shares Sold                                                                                                   122,451
         Due from Advisor                                                                                                       804
      Other Assets                                                                                                            1,911
                                                                                                                 ------------------
      Total Assets                                                                                                      $ 1,954,978
                                                                                                                 ==================

LIABILITIES                                                                                                                  amount

      Payable for Fund Shares Redeemed                                                                                    $ 265,315
      Accrued Expenses                                                                                                        4,442
      Income Distribution Payable                                                                                               627
                                                                                                                 ------------------
      Total Liabilities                                                                                                   $ 270,384
                                                                                                                 ==================

NET ASSETS
                                                                                                                             amount

      Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)                               $ 1,684,544
      Net Asset Value, Offering and Redemption Price Per Share ($1,684,594 / 1,684,544 shares)                               $ 1.00

      Net Assets                                                                                                        $ 1,684,594
                                                                                                                 ==================

SOURCES OF NET ASSETS
                                                                                                                           amount
      At June 30, 2001, Net Assets Consisted of:
        Paid-in Capital                                                                                               $ 1,684,594
                                                                                                                 ------------------

      Net Assets                                                                                                      $ 1,684,594
                                                                                                                 ==================
      The accompanying notes are an integral part of these financial statements.

              Timothy Plan Money Market Fund [52]



STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME                                                                                 amount

      Interest                                                                                  $ 38,996
                                                                                         ----------------
      Total Investment Income                                                                     38,996
                                                                                         ----------------

EXPENSES
                                                                                                  amount

      Investment Advisory Fees [NOTE 3]                                                            4,643
      Transfer Agent Fees                                                                          3,719
      Administration Fees                                                                          2,232
      Accounting Fees                                                                              4,462
      Registration Fees                                                                              764
      Custodian Fees                                                                               1,785
      Miscellaneous Expense                                                                        2,529
                                                                                         ----------------

      Total Expenses                                                                              20,134

      Expenses Waived and Reimbursed by Advisor [NOTE 3]                                         (13,556)
                                                                                         ----------------

      Total Net Expenses                                                                           6,578
                                                                                         ----------------

      Net Investment Income                                                                       32,418
                                                                                         ----------------


      Increase in Net Assets Resulting from Operations                                          $ 32,418
                                                                                         ================

      The accompanying notes are an integral part of these financial statements.

              Timothy Plan Money Money Market Fund [53]

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                                six months         year ended
                                                                                ended 6/31/01        12/31/01
                                                                                (Unaudited)
      Operations:
      Net Investment Income                                                          $ 32,418         $ 56,658
                                                                                ---------------  ---------------
      Increase in Net Assets (resulting from operations)                               32,418           56,658
                                                                                ---------------  ---------------

      Distributions to Shareholders:
      Net Income                                                                      (32,413)         (56,658)
                                                                                ---------------  ---------------

      Capital Share Transactions:
      Proceeds from Shares Sold                                                     1,684,031        2,081,130
      Dividends Reinvested                                                             31,658           38,156
      Cost of Shares Redeemed                                                      (1,434,442)      (1,476,128)
                                                                                ---------------  ---------------
      Increase in Net Assets (resulting from capital share transactions)              281,247          643,158
                                                                                ---------------  ---------------

      Total Increase in Net Assets                                                    281,252          643,158

      Net Assets:
      Beginning of Period                                                           1,403,342          760,184
                                                                                ---------------  ---------------
      End of Period                                                                $1,684,594       $1,403,342
                                                                                ===============  ===============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold                                                                   1,684,031        2,081,085
      Shares Reinvested                                                                31,658           38,156
      Shares Redeemed                                                              (1,434,442)      (1,476,128)
                                                                                ---------------  ---------------
      Net Increase in Number of Shares Outstanding                                    281,247          643,113
                                                                                ===============  ===============

      The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Money Market Fund [54]




FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES
                                                                         six months     year        period
                                                                          ended        ended        ended
                                                                         6/30/01      12/31/00     12/31/99 (B)
                                                                        (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                                $ 1.00       $ 1.00       $ 1.00
                                                                        -----------  -----------  -----------

      Income from Investment Operations:
         Net Investment Income                                                0.02         0.05         0.02
                                                                        -----------  -----------  -----------
         Total from Investment Operations                                     0.02         0.05         0.02
                                                                        -----------  -----------  -----------

      Less Distributions:
         Dividends from Realized Gains                                           -            -            -
         Dividends from Net Investment Income                                (0.02)       (0.05)       (0.02)
                                                                        -----------  -----------  -----------
         Total Distributions                                                 (0.02)       (0.05)       (0.02)
                                                                        -----------  -----------  -----------

      Net Asset Value at End of Period                                      $ 1.00       $ 1.00       $ 1.00
                                                                        ===========  ===========  ===========

      Total Return (A)                                                       2.57%        5.34%        1.78%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)                                  $ 1,685      $ 1,403        $ 760

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                         2.60% (C)    4.53%        5.75% (C)
         After Reimbursement of Expenses by Advisor                          0.85% (C)    0.85%        0.85% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                         2.44% (C)    1.58%        (0.73)(C)
         After Reimbursement of Expenses by Advisor                          4.19% (C)    5.25%         4.17% (C)


(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31,
1999. (C) Annualized.



        The accompanying notes are an integral part of the financial statements.

                      Timothy Plan Money Market Fund [55]


NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

       Note 1 - Significant Accounting Policies
       The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, ("the Funds").

       The Timothy Plan Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

       The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in he Timothy Plan Fixed Income Fund.

       The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

       The Timothy Plan Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

       The Timothy Plan Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $1 billion.

       The Timothy Plan Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.




              Timothy Plan Notes to Financial Statements [56}

NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
       Note 1 - Significant Accounting Policies (cont.)

       The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

       The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Funds in which the Portfolio invests seek current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A.       Security Valuation

       Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.       Investment Income and Securities Transactions
       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C.       Net Asset Value Per Share
       Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund and The Timothy Plan Fixed Income Fund, based on expenses applicable to a particular class. The net



             Timothy Plan Notes to Financial Statements [57]

NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
       Note 1 - Significant Accounting Policies (cont.)

       asset value of the classes may differ because of different fees and expenses charged to each class.

D.       Classes
       Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E.       Federal Income Taxes
       It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Plan Fixed Income has approximately $9,300 in capital losses available to offset future gains of which approximately $400 expires in 2004 and $8,900 expires in 2008.

The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Large/Mid-Cap Growth Fund and the Timothy Plan Aggressive Growth Fund had net realized losses of $105,247, $94,530 and $36,882 respectively, during the period November 1, 2000 through December 31, 2000 which are treated for federal income tax purposes as arising during each Fund's tax year ending December 31, 2001. These "post October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

F.       Use of Estimates
       In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       Note 2 - Purchases and Sales of Securities
       The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2001:

       funds                       purchases                  sales
Aggressive Growth Fund           $   2,494,732           $    917,440
Conservative Growth Fund         $   3,672,610           $    170,829
Fixed Income Fund                $   1,193,558           $     28,521
Large/Mid-Cap Growth Fund        $   4,070,731           $    211,631
Large/Mid-Cap Value Fund         $   6,145,557           $  1,592,313
Small-Cap Value Fund             $  13,854,766           $  8,886,661
Strategic Growth Fund            $   5,008,708           $      8,708


                Timothy Plan Notes to Financial Statements [58]

NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------


       Note 3 - Investment Management Fee and Other Transactions with Affiliates

       Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

              funds                       Class A          Class B
       Aggressive Growth Fund              1.60%            2.35%
       Conservative Growth Fund            1.15%            1.90%
       Fixed Income Fund                   1.35%            2.10%
       Large/Mid-Cap Growth Fund           1.60%            2.35%
       Large/Mid-Cap Value Fund             N/A              N/A
       Small-Cap Value Fund                 N/A              N/A
       Strategic Growth Fund               1.15%            1.90%


For the six months ended June 30, 2001, TPL reimbursed the Funds as follows:

                funds                                    reimbursements
       Aggressive Growth Fund                             $      29,366
       Conservative Growth Fund                           $      14,850
       Fixed Income Fund                                  $      26,576
       Large/Mid-Cap Growth Fund                          $      23,681
       Large/Mid-Cap Value Fund                           $           -
       Money Market Fund                                  $      13,556
       Small-Cap Value Fund                               $           -
       Strategic Growth Fund                              $      12,834


                   Timothy Plan Notes to Financial Statements [59]

NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited) - continued


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

Note 3 -Investment Management Fee and Other Transactions with Affiliates (Cont.)

       The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2001, the Funds paid TPL under the terms of the Plan as follows:

                 funds                          distribution costs
       Aggressive Growth Fund                   $            3,327
       Conservative Growth Fund                 $            6,576
       Fixed Income Fund                        $            4,440
       Large/Mid-Cap Growth Fund                $            6,220
       Large/Mid-Cap Value Fund                 $           22,760
       Small-Cap Value Fund                     $          104,759
       Strategic Growth Fund                    $           12,760


       Note 4 - Unrealized Appreciation (Depreciation)
       At June 30, 2001, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

         funds                                cost           app             dep        net app/dep
       Aggressive Growth Fund           $    2,527,142  $    202,432  $    (144,879)   $    57,553
       Conservative Growth Fund         $    4,241,265  $     72,022  $     (68,363)   $     3,359
       Fixed Income Fund                $    2,563,883  $     35,713  $     (44,306)   $    (8,593)
       Large/Mid-Cap Growth Fund        $    5,851,750  $     89,667  $    (707,874)   $  (618,207)
       Large/Mid-Cap Value Fund         $   12,089,363  $  1,287,762  $    (269,736)   $  1,018,026
       Money Market Fund                $    1,662,844           N/A           N/A              N/A
       Small-Cap Value Fund             $   32,145,308  $  6,970,205  $  (2,263,061)   $  4,707,144
       Strategic Growth Fund            $    6,537,895  $    104,017  $    (271,422)   %   (167,405)


             Timothy Plan Notes to Financial Statements [60]